Schedule of Investments (unaudited) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.	710,548	$14,687,027
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,534,083	60,811,050
Aerovironment Inc.(a)(b)	450,319	35,858,902
Astronics Corp.(a)(b)	502,411	5,305,460
Cubic Corp.(b)	660,432	31,720,549
Ducommun Inc.(a)(b)	236,092	8,232,528
Kaman Corp.	586,301	24,390,122
Kratos Defense & Security Solutions Inc.(a)(b)	2,204,663	34,458,883
Maxar Technologies Inc.(a)(b)	1,264,413	22,708,857
Moog Inc., Class A	632,683	33,519,545
National Presto Industries Inc.	108,335	9,467,396
PAE Inc.(a)(b)	1,235,873	11,814,946
Park Aerospace Corp.	425,605	4,741,240
Parsons Corp.(a)(b)	485,946	17,610,683
Triumph Group Inc.	971,622	8,754,314
Vectrus Inc.(a)(b)	240,597	11,820,531

		335,902,033

Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)(b)	1,231,189	27,418,579
Atlas Air Worldwide Holdings Inc.(a)(b)	542,013	23,322,819
Echo Global Logistics Inc.(a)(b)	560,810	12,124,712
Forward Air Corp.	582,545	29,022,392
Hub Group Inc., Class A(a)	682,194	32,649,805
Radiant Logistics Inc.(a)(b)	803,271	3,156,855

		127,695,162

Airlines — 0.3%
Allegiant Travel Co.	274,967	30,029,146
Hawaiian Holdings Inc.	992,501	13,934,714
Mesa Air Group Inc.(a)(b)	608,668	2,093,818
SkyWest Inc.	1,035,364	33,773,574
Spirit Airlines Inc.(a)(b)	1,818,863	32,375,761

		112,207,013

Auto Components — 1.3%
Adient PLC(a)	1,827,585	30,008,946
American Axle & Manufacturing Holdings Inc.(a)(b)	2,336,573	17,757,955
Cooper Tire & Rubber Co.(b)	1,052,769	29,066,952
Cooper-Standard Holdings Inc.(a)(b)	368,935	4,888,389
Dana Inc.	3,031,130	36,949,475
Dorman Products Inc.(a)(b)	554,959	37,221,100
Fox Factory Holding Corp.(a)(b)	805,624	66,552,599
Gentherm Inc.(a)(b)	680,154	26,457,990
Goodyear Tire & Rubber Co. (The)	4,874,746	43,604,603
LCI Industries	515,232	59,241,375
Modine Manufacturing Co.(a)(b)	1,067,193	5,890,905
Motorcar Parts of America Inc.(a)(b)	384,546	6,794,928
Standard Motor Products Inc.	441,393	18,185,392
Stoneridge Inc.(a)(b)	543,400	11,226,644
Tenneco Inc., Class A(a)	991,055	7,492,376
Visteon Corp.(a)(b)	580,567	39,768,839
Workhorse Group Inc.(a)(b)	1,313,677	22,844,843
XPEL Inc.(a)(b)	356,831	5,580,837

		469,534,148

Automobiles — 0.1%
Winnebago Industries Inc.(b)	648,565	43,207,400

Banks — 8.4%
1st Constitution Bancorp	180,274	2,235,398
1st Source Corp.	359,663	12,796,810

Security	Shares	Value

Banks (continued)
ACNB Corp.	173,286	$4,536,627
Allegiance Bancshares Inc.(b)	383,331	9,732,774
Amalgamated Bank, Class A	310,188	3,920,776
Amerant Bancorp Inc.(a)(b)	469,018	7,054,031
American National Bankshares Inc.	233,101	5,836,849
Ameris Bancorp	1,386,573	32,709,257
Ames National Corp.	193,741	3,824,447
Arrow Financial Corp.	269,277	8,005,605
Atlantic Capital Bancshares Inc.(a)(b)	453,007	5,508,565
Atlantic Union Bankshares Corp.	1,626,992	37,681,135
Auburn National Bancorp. Inc.	46,853	2,674,838
Banc of California Inc.	938,402	10,162,894
BancFirst Corp.	406,643	16,497,507
Bancorp. Inc. (The)(a)(b)	1,089,455	10,676,659
BancorpSouth Bank(b)	2,077,652	47,245,806
Bank First Corp.(b)	127,181	8,152,302
Bank of Commerce Holdings	362,739	2,749,562
Bank of Marin Bancorp	271,872	9,061,494
Bank of NT Butterfield & Son Ltd. (The)	1,098,009	26,780,440
Bank of Princeton (The)	111,393	2,236,771
Bank7 Corp.(b)	89,126	967,463
BankFinancial Corp.	282,226	2,370,698
BankUnited Inc.	1,941,247	39,310,252
Bankwell Financial Group Inc.	162,206	2,579,075
Banner Corp.	692,599	26,318,762
Bar Harbor Bankshares	325,272	7,282,840
Baycom Corp.(a)(b)	215,244	2,778,800
BCB Bancorp. Inc.	293,213	2,721,017
Berkshire Hills Bancorp. Inc.	969,970	10,689,069
Boston Private Financial Holdings Inc.	1,688,735	11,618,497
Bridge Bancorp. Inc.	369,378	8,436,594
Brookline Bancorp. Inc.	1,547,085	15,594,617
Bryn Mawr Bank Corp.	425,232	11,761,917
Business First Bancshares Inc.	250,931	3,851,791
Byline Bancorp Inc.(b)	510,823	6,691,781
C&F Financial Corp.	64,291	2,137,676
Cadence BanCorp	2,477,430	21,950,030
California Bancorp Inc.(a)(b)	135,253	2,015,270
Cambridge Bancorp	133,056	7,882,237
Camden National Corp.	322,867	11,151,826
Capital Bancorp Inc./MD(a)(b)	159,814	1,710,010
Capital City Bank Group Inc.	288,695	6,048,160
Capstar Financial Holdings Inc.	325,625	3,907,500
Carter Bank & Trust	504,413	4,070,613
Cathay General Bancorp	1,584,556	41,673,823
CB Financial Services Inc.	81,651	1,781,625
CBTX Inc.	392,317	8,238,657
Central Pacific Financial Corp.	550,458	8,823,842
Central Valley Community Bancorp	246,212	3,789,203
Century Bancorp. Inc./MA, Class A, NVS	60,839	4,728,407
Chemung Financial Corp.	75,169	2,052,114
ChoiceOne Financial Services Inc.	135,980	4,019,569
CIT Group Inc.	2,077,363	43,063,735
Citizens & Northern Corp.	277,473	5,729,817
Citizens Holding Co.	84,079	2,101,975
City Holding Co.	327,762	21,360,250
Civista Bancshares Inc.	333,264	5,132,266
CNB Financial Corp./PA	315,200	5,651,536
Coastal Financial Corp./WA(a)(b)	181,675	2,637,921
Codorus Valley Bancorp. Inc.	220,399	3,048,118

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Colony Bankcorp Inc.	149,241	$1,756,567
Columbia Banking System Inc.	1,422,253	40,313,761
Community Bank System Inc.	1,014,037	57,820,390
Community Bankers Trust Corp.	453,948	2,496,714
Community Financial Corp. (The)(b)	96,190	2,347,036
Community Trust Bancorp. Inc.	333,431	10,923,200
ConnectOne Bancorp. Inc.	787,933	12,701,480
County Bancorp. Inc.	84,146	1,761,176
CrossFirst Bankshares Inc.(a)(b)	1,006,181	9,840,450
Customers Bancorp. Inc.(a)(b)	577,017	6,935,744
CVB Financial Corp.	2,722,313	51,016,146
Delmar Bancorp(b)	141,331	928,545
Dime Community Bancshares Inc.	615,448	8,450,101
Eagle Bancorp. Inc.	650,894	21,316,778
Eagle Bancorp. Montana Inc.	89,162	1,549,636
Enterprise Bancorp. Inc./MA	189,695	4,518,535
Enterprise Financial Services Corp.	520,541	16,199,236
Equity Bancshares Inc., Class A(a)(b)	303,610	5,294,958
Esquire Financial Holdings Inc.(a)(b)	131,091	2,215,438
Evans Bancorp. Inc.	107,941	2,510,708
Farmers & Merchants Bancorp. Inc./Archbold OH	202,660	4,304,498
Farmers National Banc Corp.	548,091	6,500,359
FB Financial Corp.(b)	382,155	9,465,979
Fidelity D&D Bancorp. Inc.	82,911	3,987,190
Financial Institutions Inc.	366,704	6,824,361
First Bancorp. Inc./ME	224,982	4,882,109
First BanCorp./Puerto Rico	4,235,137	23,674,416
First Bancorp./Southern Pines NC	616,138	15,452,741
First Bancshares Inc. (The)	428,976	9,651,960
First Bank/Hamilton NJ(b)	349,158	2,276,510
First Busey Corp.	1,078,640	20,116,636
First Business Financial Services Inc.	165,140	2,716,553
First Capital Inc.(b)	69,970	4,860,816
First Choice Bancorp	230,461	3,774,951
First Commonwealth Financial Corp.	1,962,688	16,251,057
First Community Bankshares Inc.	382,869	8,595,409
First Community Corp./SC	117,263	1,776,534
First Financial Bancorp	1,923,076	26,711,526
First Financial Bankshares Inc.(b)	2,698,589	77,962,236
First Financial Corp./IN	284,566	10,483,411
First Foundation Inc.(b)	835,568	13,653,181
First Guaranty Bancshares Inc.	104,561	1,278,781
First Internet Bancorp	210,257	3,494,471
First Interstate BancSystem Inc., Class A	898,819	27,827,436
First Merchants Corp.	1,135,313	31,300,579
First Mid Bancshares Inc.	307,324	8,061,109
First Midwest Bancorp. Inc.	2,245,012	29,970,910
First Northwest Bancorp	191,761	2,381,672
First of Long Island Corp. (The)	492,392	8,045,685
First Savings Financial Group Inc.	36,220	1,569,413
First United Corp.	127,906	1,706,266
First Western Financial Inc.(a)	103,152	1,469,916
Flushing Financial Corp.	600,064	6,912,737
FNCB Bancorp Inc.	343,921	1,977,546
Franklin Financial Network Inc.	275,834	7,102,725
Franklin Financial Services Corp.	99,062	2,565,706
Fulton Financial Corp.	3,362,016	35,402,028
FVCBankcorp Inc.(a)(b)	243,890	2,624,256
German American Bancorp. Inc.	509,424	15,843,086
Glacier Bancorp. Inc.	2,002,675	70,674,401

Security	Shares	Value

Banks (continued)
Great Southern Bancorp. Inc.	241,614	$9,751,541
Great Western Bancorp. Inc.	1,115,952	15,355,500
Guaranty Bancshares Inc./TX(b)	165,431	4,279,700
Hancock Whitney Corp.	1,801,970	38,201,764
Hanmi Financial Corp.	616,778	5,988,914
Harborone Bancorp Inc.(a)	1,099,055	9,385,930
Hawthorn Bancshares Inc.	137,861	2,714,483
HBT Financial Inc.	216,624	2,887,598
Heartland Financial USA Inc.	737,630	24,666,347
Heritage Commerce Corp.	1,261,291	9,465,989
Heritage Financial Corp./WA	736,986	14,739,720
Hilltop Holdings Inc.	1,516,447	27,978,447
Home BancShares Inc./AR	3,198,100	49,186,778
HomeTrust Bancshares Inc.	342,142	5,474,272
Hope Bancorp Inc.	2,379,681	21,940,659
Horizon Bancorp Inc./IN	921,059	9,846,121
Howard Bancorp. Inc.(a)(b)	251,882	2,674,987
IBERIABANK Corp.	1,090,666	49,668,930
Independent Bank Corp.	654,482	43,909,197
Independent Bank Corp./MI	494,176	7,338,514
Independent Bank Group Inc.	778,175	31,531,651
International Bancshares Corp.	1,134,614	36,330,340
Investar Holding Corp.	215,178	3,120,081
Investors Bancorp. Inc.	4,816,727	40,942,179
Lakeland Bancorp. Inc.	1,078,923	12,332,090
Lakeland Financial Corp.	514,557	23,973,211
Landmark Bancorp. Inc./Manhattan KS	58,274	1,439,951
LCNB Corp.	276,221	4,408,487
Level One Bancorp. Inc.	99,137	1,659,553
Limestone Bancorp. Inc.(a)(b)	95,494	1,255,746
Live Oak Bancshares Inc.(b)	587,004	8,517,428
Macatawa Bank Corp.	577,092	4,512,859
Mackinac Financial Corp.	222,961	2,312,106
MainStreet Bancshares Inc.(a)(b)	142,583	1,882,096
Mercantile Bank Corp.	348,338	7,872,439
Meridian Corp.(a)	86,673	1,373,767
Metrocity Bankshares Inc.(b)	377,755	5,413,229
Metropolitan Bank Holding Corp.(a)(b)	153,382	4,920,495
Mid Penn Bancorp. Inc.	138,477	2,552,131
Middlefield Banc Corp.	113,845	2,362,284
Midland States Bancorp. Inc.	486,703	7,276,210
MidWestOne Financial Group Inc.	313,316	6,266,320
MVB Financial Corp.	217,445	2,892,018
National Bank Holdings Corp., Class A	581,955	15,712,785
National Bankshares Inc.	141,611	4,050,075
NBT Bancorp. Inc.	853,875	26,265,195
Nicolet Bankshares Inc.(a)(b)	190,111	10,418,083
Northeast Bank(a)(b)	156,781	2,751,507
Northrim Bancorp. Inc.	153,392	3,856,275
Norwood Financial Corp.	118,486	2,937,268
Oak Valley Bancorp	163,303	2,070,682
OceanFirst Financial Corp.	1,241,789	21,892,740
OFG Bancorp	1,003,676	13,419,148
Ohio Valley Banc Corp.	85,538	1,928,882
Old National Bancorp./IN	3,334,057	45,876,624
Old Second Bancorp. Inc.(b)	630,204	4,902,987
Origin Bancorp Inc.(b)	448,938	9,876,636
Orrstown Financial Services Inc.	233,100	3,438,225
Pacific Premier Bancorp. Inc.	1,765,454	38,275,043
Park National Corp.	305,540	21,503,905

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Parke Bancorp. Inc.	229,176	$3,105,335
PCB Bancorp	288,059	2,967,008
Peapack Gladstone Financial Corp.	382,991	7,173,421
Penns Woods Bancorp. Inc.	158,827	3,606,961
Peoples Bancorp. Inc./OH	407,432	8,670,153
Peoples Bancorp. of North Carolina Inc.	90,867	1,605,620
Peoples Financial Services Corp.	153,237	5,852,121
People’s Utah Bancorp	333,386	7,491,183
Plumas Bancorp	88,250	1,952,090
Preferred Bank/Los Angeles CA	304,139	13,032,356
Premier Financial Bancorp. Inc.	301,077	3,859,807
Professional Holding Corp., Class A(a)(b)	95,956	1,331,869
QCR Holdings Inc.(b)	318,809	9,940,465
RBB Bancorp	360,044	4,914,601
Red River Bancshares Inc.(b)	101,044	4,434,821
Reliant Bancorp Inc.	323,538	5,270,434
Renasant Corp.	1,143,817	28,481,043
Republic Bancorp. Inc./KY, Class A	210,164	6,874,464
Republic First Bancorp. Inc.(a)	948,876	2,315,257
Richmond Mutual Bancorp. Inc.(b)	269,065	3,024,291
S&T Bancorp. Inc.	807,729	18,941,245
Salisbury Bancorp. Inc.	50,156	2,055,894
Sandy Spring Bancorp. Inc.	980,805	24,304,348
SB Financial Group Inc.	130,870	2,175,059
SB One Bancorp(b)	185,250	3,649,425
Seacoast Banking Corp. of Florida(a)(b)	1,079,502	22,021,841
Select Bancorp. Inc.(a)(b)	332,152	2,703,717
ServisFirst Bancshares Inc.(b)	1,020,008	36,475,486
Shore Bancshares Inc.	294,451	3,265,462
Sierra Bancorp	308,229	5,819,364
Silvergate Capital Corp., Class A(a)(b)	314,013	4,396,182
Simmons First National Corp., Class A	2,058,857	35,227,043
SmartFinancial Inc.	255,888	4,140,268
South Plains Financial Inc.	206,906	2,946,341
South State Corp.	1,463,008	69,726,961
Southern First Bancshares Inc.(a)(b)	142,429	3,946,708
Southern National Bancorp. of Virginia Inc.	442,445	4,287,292
Southside Bancshares Inc.	654,327	18,137,944
Spirit of Texas Bancshares Inc.(a)(b)	279,554	3,441,310
Stock Yards Bancorp. Inc.	440,814	17,720,723
Summit Financial Group Inc.	220,581	3,635,175
Texas Capital Bancshares Inc.(a)	1,052,737	32,497,991
Tompkins Financial Corp.	299,986	19,430,093
TowneBank/Portsmouth VA	1,415,904	26,675,631
TriCo Bancshares	559,887	17,048,559
TriState Capital Holdings Inc.(a)(b)	580,772	9,123,928
Triumph Bancorp. Inc.(a)(b)	462,824	11,232,738
Trustmark Corp.	1,313,860	32,215,847
UMB Financial Corp.	911,872	47,007,002
United Bankshares Inc./WV	2,588,399	71,595,116
United Community Banks Inc./GA	1,566,418	31,516,330
United Security Bancshares/Fresno CA	339,640	2,272,192
Unity Bancorp. Inc.	165,632	2,368,538
Univest Financial Corp.	624,630	10,081,528
Valley National Bancorp	8,329,927	65,140,029
Veritex Holdings Inc.	1,006,514	17,815,298
Washington Trust Bancorp. Inc.	376,326	12,324,676
WesBanco Inc.	1,374,776	27,921,701
West Bancorp. Inc.	349,430	6,111,531

Security	Shares	Value

Banks (continued)
Westamerica Bancorp	541,904	$31,116,128

		3,130,981,721

Beverages — 0.3%
Celsius Holdings Inc.(a)(b)	714,430	8,408,841
Coca-Cola Consolidated Inc.	97,616	22,372,611
Craft Brew Alliance Inc.(a)(b)	236,389	3,638,027
MGP Ingredients Inc.(b)	279,291	10,251,376
National Beverage Corp.(a)(b)	250,171	15,265,434
New Age Beverages Corp.(a)(b)	1,798,781	2,752,135
Primo Water Corp.	3,261,042	44,839,328

		107,527,752

Biotechnology — 10.8%
89bio Inc.(a)(b)	60,056	1,196,916
Abeona Therapeutics Inc.(a)(b)	1,238,215	3,609,397
ADMA Biologics Inc.(a)(b)	1,412,324	4,138,109
Aduro Biotech Inc.(a)(b)	1,377,044	3,180,972
Adverum Biotechnologies Inc.(a)(b)	1,522,093	31,781,302
Aeglea BioTherapeutics Inc.(a)(b)	868,232	8,031,146
Affimed NV(a)(b)	1,584,380	7,311,914
Agenus Inc.(a)(b)	2,894,913	11,377,008
Aimmune Therapeutics Inc.(a)(b)	967,651	16,169,448
Akcea Therapeutics Inc.(a)(b)	339,290	4,648,273
Akebia Therapeutics Inc.(a)(b)	2,708,142	36,776,568
Akero Therapeutics Inc.(a)(b)	231,685	5,773,590
Albireo Pharma Inc.(a)(b)	276,124	7,314,525
Alector Inc.(a)(b)	961,202	23,491,777
Allakos Inc.(a)(b)	508,864	36,566,967
Allogene Therapeutics Inc.(a)(b)	1,012,340	43,348,399
Amicus Therapeutics Inc.(a)(b)	5,315,135	80,152,236
AnaptysBio Inc.(a)(b)	452,569	10,110,391
Anavex Life Sciences Corp.(a)(b)	1,082,114	5,324,001
Anika Therapeutics Inc.(a)(b)	289,269	10,914,119
Apellis Pharmaceuticals Inc.(a)(b)	1,259,122	41,122,925
Applied Genetic Technologies Corp./DE(a)	488,630	2,707,010
Applied Therapeutics Inc.(a)(b)	275,627	9,963,916
Aprea Therapeutics Inc.(a)(b)	153,071	5,936,093
Aptinyx Inc.(a)	471,731	1,967,118
Aravive Inc.(a)(b)	246,875	2,873,625
Arcturus Therapeutics Holding Inc.(a)	275,599	12,881,497
Arcus Biosciences Inc.(a)(b)	682,783	16,892,051
Arcutis Biotherapeutics Inc.(a)(b)	212,263	6,418,833
Ardelyx Inc.(a)(b)	1,504,821	10,413,361
Arena Pharmaceuticals Inc.(a)(b)	1,177,224	74,106,251
Arrowhead Pharmaceuticals Inc.(a)(b)	2,098,311	90,626,052
Assembly Biosciences Inc.(a)(b)	636,299	14,838,493
Atara Biotherapeutics Inc.(a)(b)	1,193,559	17,390,155
Athenex Inc.(a)(b)	1,535,019	21,121,861
Athersys Inc.(a)(b)	3,663,401	10,110,987
Atreca Inc., Class A(a)(b)	445,031	9,470,260
AVEO Pharmaceuticals Inc.(a)	258,741	1,332,516
Avid Bioservices Inc.(a)(b)	1,186,556	7,789,740
Avrobio Inc.(a)(b)	641,530	11,194,699
Axcella Health Inc.(a)(b)	172,534	954,113
Beam Therapeutics Inc.(a)(b)	264,403	7,403,284
Beyondspring Inc.(a)(b)	282,449	4,259,331
BioCryst Pharmaceuticals Inc.(a)(b)	3,253,081	15,500,931
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	986,326	72,110,294
BioSpecifics Technologies Corp.(a)(b)	123,530	7,569,918
Bioxcel Therapeutics Inc.(a)(b)	222,348	11,786,667

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Black Diamond Therapeutics Inc.(a)(b)	257,007	$10,835,415
Blueprint Medicines Corp.(a)(b)	1,134,128	88,461,984
BrainStorm Cell Therapeutics Inc.(a)(b)	552,479	6,193,290
Bridgebio Pharma Inc.(a)(b)	1,526,612	49,782,817
Cabaletta Bio Inc.(a)(b)	257,741	2,871,235
Calithera Biosciences Inc.(a)(b)	1,360,094	7,181,296
Calyxt Inc.(a)(b)	257,379	1,268,878
CareDx Inc.(a)(b)	892,982	31,638,352
CASI Pharmaceuticals Inc.(a)(b)	1,126,309	2,815,773
Castle Biosciences Inc.(a)(b)	212,839	8,021,902
Catabasis Pharmaceutical Inc.(a)	369,848	2,378,123
Catalyst Biosciences Inc.(a)	345,130	2,025,913
Catalyst Pharmaceuticals Inc.(a)(b)	2,074,578	9,584,550
Cellular Biomedicine Group Inc.(a)(b)	273,274	4,090,912
CEL-SCI Corp.(a)(b)	691,427	10,316,091
Centogene NV(a)(b)	80,132	1,833,420
Checkpoint Therapeutics Inc.(a)(b)	808,092	1,600,022
ChemoCentryx Inc.(a)(b)	930,699	53,552,420
Chimerix Inc.(a)(b)	986,168	3,057,121
Cidara Therapeutics Inc.(a)(b)	657,665	2,426,784
Clovis Oncology Inc.(a)(b)	1,499,152	10,119,276
Cohbar Inc.(a)	389,317	603,441
Coherus Biosciences Inc.(a)(b)	1,199,456	21,422,284
Concert Pharmaceuticals Inc.(a)(b)	592,209	5,892,480
Constellation Pharmaceuticals Inc.(a)(b)	561,145	16,862,407
ContraFect Corp.(a)	291,583	1,863,215
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,384,373	11,614,889
Cortexyme Inc.(a)(b)	325,783	15,083,753
Crinetics Pharmaceuticals Inc.(a)(b)	573,073	10,040,239
Cue Biopharma Inc.(a)(b)	573,140	14,047,661
Cyclerion Therapeutics Inc.(a)(b)	527,543	3,117,779
Cytokinetics Inc.(a)(b)	1,163,989	27,435,221
CytomX Therapeutics Inc.(a)(b)	932,582	7,768,408
Deciphera Pharmaceuticals Inc.(a)(b)	779,817	46,570,671
Denali Therapeutics Inc.(a)(b)	1,309,268	31,658,100
Dermtech Inc., NVS(a)(b)	163,807	2,167,167
Dicerna Pharmaceuticals Inc.(a)(b)	1,362,136	34,598,254
Dyadic International Inc.(a)(b)	397,962	3,446,351
Dynavax Technologies Corp.(a)(b)	1,859,524	16,493,978
Eagle Pharmaceuticals Inc./DE(a)(b)	227,926	10,935,889
Editas Medicine Inc.(a)(b)	1,153,474	34,119,761
Eidos Therapeutics Inc.(a)(b)	231,027	11,013,057
Eiger BioPharmaceuticals Inc.(a)(b)	506,184	4,859,366
Emergent BioSolutions Inc.(a)(b)	933,181	73,795,953
Enanta Pharmaceuticals Inc.(a)(b)	395,120	19,838,975
Enochian Biosciences Inc.(a)(b)	281,993	1,187,191
Epizyme Inc.(a)(b)	1,873,385	30,086,563
Esperion Therapeutics Inc.(a)(b)	540,024	27,708,631
Evelo Biosciences Inc.(a)(b)	353,602	1,732,650
Exicure Inc.(a)(b)	1,166,596	2,846,494
Fate Therapeutics Inc.(a)(b)	1,304,760	44,766,316
Fennec Pharmaceuticals Inc.(a)	440,848	3,681,081
FibroGen Inc.(a)(b)	1,736,740	70,390,072
Five Prime Therapeutics Inc.(a)(b)	595,895	3,634,960
Flexion Therapeutics Inc.(a)(b)	729,322	9,590,584
Fortress Biotech Inc.(a)	1,129,275	3,026,457
Frequency Therapeutics Inc.(a)(b)	583,867	13,574,908
G1 Therapeutics Inc.(a)(b)	716,073	17,371,931
Galectin Therapeutics Inc.(a)(b)	849,448	2,599,311
Galera Therapeutics Inc.(a)(b)	158,931	1,134,767

Security	Shares	Value

Biotechnology (continued)
Genprex Inc.(a)	610,819	$1,917,972
Geron Corp.(a)(b)	3,865,142	8,426,010
GlycoMimetics Inc.(a)(b)	798,463	3,002,221
Gossamer Bio Inc.(a)(b)	1,032,029	13,416,377
Gritstone Oncology Inc.(a)(b)	612,525	4,067,166
Halozyme Therapeutics Inc.(a)(b)	2,839,135	76,117,209
Harpoon Therapeutics Inc.(a)(b)	210,600	3,495,960
Heron Therapeutics Inc.(a)(b)	1,828,238	26,893,381
Homology Medicines Inc.(a)(b)	702,803	10,675,578
Hookipa Pharma Inc.(a)(b)	204,098	2,371,619
iBio Inc.(a)(b)	919,087	2,040,373
Ideaya Biosciences Inc.(a)	255,464	3,630,143
IGM Biosciences Inc.(a)(b)	149,116	10,885,468
Immunic Inc.(a)	78,137	947,020
ImmunoGen Inc.(a)(b)	3,568,044	16,413,002
Immunovant Inc.(a)	400,569	9,753,855
Inovio Pharmaceuticals Inc.(a)(b)	3,007,495	81,051,990
Insmed Inc.(a)(b)	2,116,388	58,285,326
Intellia Therapeutics Inc.(a)(b)	910,552	19,139,803
Intercept Pharmaceuticals Inc.(a)(b)	539,725	25,858,225
Invitae Corp.(a)(b)	2,412,847	73,085,136
Ironwood Pharmaceuticals Inc.(a)(b)	3,335,686	34,424,280
IVERIC bio Inc.(a)	961,025	4,901,228
Jounce Therapeutics Inc.(a)(b)	376,251	2,596,132
Kadmon Holdings Inc.(a)(b)	3,374,477	17,277,322
KalVista Pharmaceuticals Inc.(a)(b)	292,788	3,542,735
Karuna Therapeutics Inc.(a)(b)	324,603	36,180,250
Karyopharm Therapeutics Inc.(a)(b)	1,471,238	27,865,248
Keros Therapeutics Inc.(a)(b)	146,128	5,481,261
Kezar Life Sciences Inc.(a)(b)	632,509	3,276,397
Kindred Biosciences Inc.(a)(b)	744,374	3,342,239
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	398,339	10,149,678
Kodiak Sciences Inc.(a)(b)	602,558	32,610,439
Krystal Biotech Inc.(a)(b)	246,325	10,202,782
Kura Oncology Inc.(a)(b)	1,103,118	17,980,823
La Jolla Pharmaceutical Co.(a)(b)	413,474	1,761,399
Lexicon Pharmaceuticals Inc.(a)(b)	840,575	1,676,947
Ligand Pharmaceuticals Inc.(a)(b)	301,406	33,712,261
LogicBio Therapeutics Inc.(a)(b)	244,603	2,069,341
MacroGenics Inc.(a)(b)	1,000,743	27,940,745
Madrigal Pharmaceuticals Inc.(a)(b)	183,857	20,821,805
Magenta Therapeutics Inc.(a)(b)	354,384	2,661,424
MannKind Corp.(a)(b)	4,439,065	7,768,364
Marker Therapeutics Inc.(a)(b)	544,647	1,127,419
MediciNova Inc.(a)(b)	894,542	4,848,418
MEI Pharma Inc.(a)(b)	2,175,512	8,984,865
MeiraGTx Holdings PLC(a)(b)	419,321	5,249,899
Mersana Therapeutics Inc.(a)(b)	962,073	22,512,508
Minerva Neurosciences Inc.(a)(b)	690,026	2,490,994
Mirati Therapeutics Inc.(a)(b)	768,511	87,740,901
Mirum Pharmaceuticals Inc.(a)(b)	124,336	2,419,579
Molecular Templates Inc.(a)(b)	501,806	6,919,905
Momenta Pharmaceuticals Inc.(a)(b)	2,464,428	81,991,520
Morphic Holding Inc.(a)(b)	283,808	7,677,006
Mustang Bio Inc.(a)(b)	559,476	1,779,134
Myriad Genetics Inc.(a)(b)	1,498,583	16,993,931
NantKwest Inc.(a)(b)	610,570	7,497,800
Natera Inc.(a)(b)	1,458,233	72,707,497
Neoleukin Therapeutics Inc.(a)(b)	615,113	10,210,876
NeuBase Therapeutics Inc.(a)	354,017	3,108,269

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
NeuroBo Pharmaceuticals Inc.(a)	70,700	$569,135
NextCure Inc.(a)(b)	337,787	7,242,153
Novavax Inc.(a)(b)	1,218,380	101,551,973
Nymox Pharmaceutical Corp.(a)	758,636	2,693,158
Oncocyte Corp.(a)(b)	882,936	1,686,408
Oncternal Therapeutics Inc.(b)(c)	13,273	27,210
OPKO Health Inc.(a)(b)	8,268,277	28,194,825
Organogenesis Holdings Inc.(a)(b)	384,914	1,478,070
Orgenesis Inc.(a)(b)	335,922	2,042,406
ORIC Pharmaceuticals Inc.(a)(b)	183,636	6,194,042
Ovid therapeutics Inc.(a)(b)	900,277	6,635,041
Oyster Point Pharma Inc.(a)(b)	115,609	3,338,788
Passage Bio Inc.(a)	283,306	7,742,753
PDL BioPharma Inc.(a)(b)	2,417,233	7,034,148
Pfenex Inc.(a)(b)	721,379	6,023,515
PhaseBio Pharmaceuticals Inc.(a)(b)	349,967	1,609,848
Pieris Pharmaceuticals Inc.(a)(b)	1,112,432	3,448,539
Portola Pharmaceuticals Inc.(a)(b)	1,633,354	29,384,038
PRECIGEN Inc.(a)(b)	1,531,235	7,640,863
Precision BioSciences Inc.(a)(b)	956,617	7,968,620
Prevail Therapeutics Inc.(a)(b)	286,361	4,266,779
Principia Biopharma Inc.(a)(b)	616,444	36,857,187
Protagonist Therapeutics Inc.(a)(b)	471,308	8,323,299
Protara Therapeutics Inc.(a)	34,116	1,000,281
Prothena Corp. PLC(a)(b)	645,874	6,755,842
PTC Therapeutics Inc.(a)(b)	1,291,833	65,547,606
Puma Biotechnology Inc.(a)(b)	649,627	6,775,610
Radius Health Inc.(a)(b)	949,375	12,939,981
Rapt Therapeutics Inc.(a)(b)	228,069	6,618,562
REGENXBIO Inc.(a)(b)	715,840	26,364,387
Replimune Group Inc.(a)(b)	355,280	8,828,708
Retrophin Inc.(a)(b)	872,934	17,816,583
REVOLUTION Medicines Inc.(a)(b)	306,678	9,681,824
Rhythm Pharmaceuticals Inc.(a)(b)	701,285	15,638,656
Rigel Pharmaceuticals Inc.(a)(b)	3,550,197	6,496,861
Rocket Pharmaceuticals Inc.(a)(b)	712,127	14,904,818
Rubius Therapeutics Inc.(a)(b)	757,812	4,531,716
Sangamo Therapeutics Inc.(a)(b)	2,424,760	21,725,850
Savara Inc.(a)(b)	969,837	2,414,894
Scholar Rock Holding Corp.(a)(b)	466,580	8,496,422
Selecta Biosciences Inc.(a)	1,377,820	3,913,009
Seres Therapeutics Inc.(a)(b)	882,924	4,202,718
Soleno Therapeutics Inc.(a)	642,267	1,425,833
Solid Biosciences Inc.(a)(b)	526,394	1,542,334
Sorrento Therapeutics Inc.(a)(b)	3,650,569	22,925,573
Spectrum Pharmaceuticals Inc.(a)(b)	2,411,468	8,150,762
Spero Therapeutics Inc.(a)(b)	306,045	4,140,789
SpringWorks Therapeutics Inc.(a)(b)	440,051	18,482,142
Stoke Therapeutics Inc.(a)(b)	255,062	6,078,127
Sutro Biopharma Inc.(a)(b)	328,344	2,547,949
Syndax Pharmaceuticals Inc.(a)(b)	559,016	8,284,617
Syros Pharmaceuticals Inc.(a)(b)	861,989	9,188,803
TCR2 Therapeutics Inc.(a)(b)	342,321	5,258,051
TG Therapeutics Inc.(a)(b)	2,025,580	39,458,298
Translate Bio Inc.(a)(b)	1,052,980	18,869,402
Turning Point Therapeutics Inc.(a)(b)	581,358	37,549,913
Twist Bioscience Corp.(a)(b)	621,753	28,165,411
Tyme Technologies Inc.(a)(b)	1,448,540	1,926,558
Ultragenyx Pharmaceutical Inc.(a)(b)	1,185,668	92,742,951
UNITY Biotechnology Inc.(a)(b)	689,687	5,986,483

Security	Shares	Value

Biotechnology (continued)
UroGen Pharma Ltd.(a)(b)	404,739	$10,571,783
Vanda Pharmaceuticals Inc.(a)(b)	1,107,260	12,667,054
Vaxart Inc.(a)(b)	927,462	8,208,039
VBI Vaccines Inc.(a)(b)	3,584,497	11,111,941
Veracyte Inc.(a)(b)	1,037,750	26,877,725
Verastem Inc.(a)	3,328,715	5,725,390
Vericel Corp.(a)(b)	938,723	12,973,152
Viela Bio Inc.(a)(b)	420,964	18,236,160
Viking Therapeutics Inc.(a)(b)	1,363,806	9,833,041
Vir Biotechnology Inc.(a)(b)	965,445	39,554,282
Voyager Therapeutics Inc.(a)(b)	542,516	6,846,552
vTv Therapeutics Inc., Class A(a)(b)	153,070	344,408
X4 Pharmaceuticals Inc.(a)(b)	316,049	2,945,577
XBiotech Inc.(a)(b)	298,566	4,093,340
Xencor Inc.(a)(b)	1,162,974	37,668,728
XOMA Corp.(a)(b)	117,538	2,322,551
Y-mAbs Therapeutics Inc.(a)(b)	625,665	27,028,728
Zentalis Pharmaceuticals Inc.(a)	216,563	10,399,355
ZIOPHARM Oncology Inc.(a)(b)	4,429,211	14,527,812

		4,013,840,023

Building Products — 1.5%
AAON Inc.(b)	861,059	46,746,893
Advanced Drainage Systems Inc.(b)	1,036,402	51,198,259
Alpha Pro Tech Ltd.(a)	258,887	4,582,300
American Woodmark Corp.(a)(b)	358,061	27,087,315
Apogee Enterprises Inc.	560,005	12,902,515
Builders FirstSource Inc.(a)(b)	2,419,986	50,093,710
Caesarstone Ltd.	453,009	5,368,157
Cornerstone Building Brands Inc.(a)(b)	986,412	5,977,657
CSW Industrials Inc.(b)	295,482	20,420,761
Gibraltar Industries Inc.(a)(b)	684,576	32,866,494
Griffon Corp.	775,409	14,360,575
Insteel Industries Inc.(b)	395,792	7,547,753
JELD-WEN Holding Inc.(a)(b)	1,436,224	23,137,569
Masonite International Corp.(a)(b)	509,722	39,646,177
Patrick Industries Inc.(b)	468,598	28,701,627
PGT Innovations Inc.(a)	1,209,960	18,972,173
Quanex Building Products Corp.	702,568	9,751,644
Resideo Technologies Inc.(a)	2,580,983	30,249,121
Simpson Manufacturing Co. Inc.	914,024	77,107,064
UFP Industries Inc.	1,250,426	61,908,591

		568,626,355

Capital Markets — 1.4%
Artisan Partners Asset Management Inc., Class A	1,137,364	36,964,330
Assetmark Financial Holdings Inc.(a)(b)	342,813	9,355,367
Associated Capital Group Inc., Class A	38,860	1,425,773
B. Riley Financial Inc.	421,106	9,163,267
BGC Partners Inc., Class A	2,436,201	6,675,191
Blucora Inc.(a)(b)	1,017,681	11,621,917
BrightSphere Investment Group PLC(a)(b)	1,266,515	15,780,777
Calamos Asset Management Inc.(a)(c)	313,221	3
Cohen & Steers Inc.(b)	511,933	34,837,041
Cowen Inc., Class A(b)	578,284	9,373,984
Diamond Hill Investment Group Inc.	63,854	7,258,284
Donnelley Financial Solutions Inc.(a)(b)	626,618	5,263,591
Federated Hermes Inc.	2,024,083	47,970,767
Focus Financial Partners Inc., Class A(a)(b)	657,073	21,716,263
GAIN Capital Holdings Inc.	442,721	2,665,180
GAMCO Investors Inc., Class A(b)	114,030	1,517,739

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Greenhill & Co. Inc.(b)	309,152	$3,088,428
Hamilton Lane Inc., Class A	461,003	31,057,772
Houlihan Lokey Inc.	925,852	51,514,405
Moelis & Co., Class A	1,107,344	34,504,839
Oppenheimer Holdings Inc., Class A, NVS	194,277	4,233,296
Piper Sandler Cos.(b)	369,130	21,837,731
PJT Partners Inc., Class A(b)	490,310	25,172,515
Pzena Investment Management Inc., Class A	452,559	2,461,921
Safeguard Scientifics Inc.(b)	473,123	3,311,861
Sculptor Capital Management Inc.(b)	397,077	5,134,206
Siebert Financial Corp.(a)(b)	142,751	722,320
Silvercrest Asset Management Group Inc., Class A	198,774	2,526,418
Stifel Financial Corp.	1,393,182	66,078,622
Value Line Inc.	22,235	600,123
Virtus Investment Partners Inc.	154,891	18,012,274
Waddell & Reed Financial Inc., Class A(b)	1,386,141	21,499,047
Westwood Holdings Group Inc.	186,597	2,938,903
WisdomTree Investments Inc.	3,112,255	10,799,525

		527,083,680

Chemicals — 1.6%
Advanced Emissions Solutions Inc.	330,712	1,603,953
AdvanSix Inc.(a)(b)	571,833	6,713,319
AgroFresh Solutions Inc.(a)(b)	532,266	1,612,766
American Vanguard Corp.	595,082	8,188,328
Amyris Inc.(a)(b)	1,474,281	6,295,180
Balchem Corp.	672,604	63,803,215
Chase Corp.	154,435	15,829,588
Ferro Corp.(a)(b)	1,723,118	20,574,029
FutureFuel Corp.	552,089	6,597,464
GCP Applied Technologies Inc.(a)	1,011,799	18,799,225
Hawkins Inc.	204,554	8,709,909
HB Fuller Co.	1,079,968	48,166,573
Ingevity Corp.(a)(b)	864,632	45,453,704
Innospec Inc.	511,237	39,493,058
Intrepid Potash Inc.(a)(b)	2,278,379	2,255,595
Koppers Holdings Inc.(a)	432,798	8,153,914
Kraton Corp.(a)(b)	658,888	11,385,585
Kronos Worldwide Inc.	514,570	5,356,674
Livent Corp.(a)(b)	3,080,594	18,976,459
Marrone Bio Innovations Inc.(a)(b)	1,052,347	1,231,246
Minerals Technologies Inc.(b)	712,322	33,429,272
Orion Engineered Carbons SA	1,287,849	13,638,321
PQ Group Holdings Inc.(a)	815,476	10,796,902
Quaker Chemical Corp.(b)	278,425	51,689,601
Rayonier Advanced Materials Inc.	1,373,212	3,858,726
Sensient Technologies Corp.	890,232	46,434,501
Stepan Co.	451,018	43,793,848
Trecora Resources(a)	441,906	2,770,751
Tredegar Corp.	557,173	8,580,464
Trinseo SA	817,212	18,109,418
Tronox Holdings PLC, Class A(a)	1,852,068	13,371,931

		585,673,519

Commercial Services & Supplies — 2.3%
ABM Industries Inc.	1,402,354	50,905,450
ACCO Brands Corp.(b)	1,996,470	14,174,937
Advanced Disposal Services Inc.(a)(b)	1,543,236	46,559,430
Brady Corp., Class A, NVS	1,015,975	47,567,949
BrightView Holdings Inc.(a)(b)	659,700	7,388,640
Brink’s Co. (The)	1,054,009	47,967,950

Security	Shares	Value

Commercial Services & Supplies (continued)
Casella Waste Systems Inc., Class A(a)(b)	962,975	$50,190,257
CECO Environmental Corp.(a)(b)	679,287	4,476,501
Cimpress PLC(a)(b)	370,230	28,263,358
Covanta Holding Corp.	2,497,967	23,955,504
Deluxe Corp.	876,614	20,635,494
Ennis Inc.	542,153	9,834,655
Harsco Corp.(a)(b)	1,647,357	22,255,793
Healthcare Services Group Inc.	1,560,194	38,162,345
Heritage-Crystal Clean Inc.(a)(b)	310,324	5,418,257
Herman Miller Inc.	1,239,592	29,266,767
HNI Corp.	900,752	27,535,989
Interface Inc.	1,241,186	10,103,254
KAR Auction Services Inc.	2,719,945	37,426,443
Kimball International Inc., Class B	768,562	8,884,577
Knoll Inc.(b)	1,088,680	13,271,009
Matthews International Corp., Class A	639,939	12,222,835
McGrath RentCorp.	507,471	27,408,509
Mobile Mini Inc.	912,226	26,910,667
PICO Holdings Inc.(a)(b)	407,265	3,433,244
Pitney Bowes Inc.	3,602,845	9,367,397
Quad/Graphics Inc.	705,162	2,291,777
SP Plus Corp.(a)(b)	487,157	10,089,021
Steelcase Inc., Class A	1,835,019	22,130,329
Team Inc.(a)(b)	598,559	3,333,974
Tetra Tech Inc.(b)	1,126,831	89,154,869
U.S. Ecology Inc.	646,082	21,889,258
UniFirst Corp./MA(b)	315,327	56,427,767
Viad Corp.	432,669	8,229,364
VSE Corp.	189,564	5,950,414

		843,083,984

Communications Equipment — 0.9%
Acacia Communications Inc.(a)(b)	812,566	54,596,309
ADTRAN Inc.	1,010,243	11,041,956
Applied Optoelectronics Inc.(a)(b)	423,686	4,605,467
CalAmp Corp.(a)(b)	692,011	5,543,008
Calix Inc.(a)(b)	1,016,175	15,141,007
Cambium Networks Corp.(a)(b)	140,919	1,037,164
Casa Systems Inc.(a)(b)	726,511	3,022,286
Clearfield Inc.(a)(b)	214,603	2,995,858
Comtech Telecommunications Corp.	514,177	8,684,449
DASAN Zhone Solutions Inc.(a)(b)	258,820	2,311,263
Digi International Inc.(a)	624,247	7,272,477
Extreme Networks Inc.(a)	2,470,844	10,723,463
Genasys Inc.(a)(b)	645,319	3,136,250
Harmonic Inc.(a)(b)	2,002,591	9,512,307
Infinera Corp.(a)(b)	3,281,808	19,428,303
Inseego Corp.(a)(b)	1,140,063	13,224,731
InterDigital Inc.	644,092	36,474,930
KVH Industries Inc.(a)(b)	321,855	2,874,165
NETGEAR Inc.(a)(b)	621,657	16,094,700
NetScout Systems Inc.(a)(b)	1,481,251	37,860,776
PCTEL Inc.	354,510	2,368,127
Plantronics Inc.	725,512	10,650,516
Resonant Inc.(a)	1,035,373	2,412,419
Ribbon Communications Inc.(a)(b)	1,408,820	5,536,663
Viavi Solutions Inc.(a)(b)	4,777,344	60,863,363

		347,411,957

Construction & Engineering — 1.2%
Aegion Corp.(a)(b)	643,871	10,218,233

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Ameresco Inc., Class A(a)(b)	518,070	$14,391,985
API Group Corp.(a)(d)	2,925,232	35,541,569
Arcosa Inc.	1,012,132	42,711,970
Argan Inc.	310,791	14,725,278
Comfort Systems USA Inc.	756,240	30,816,780
Concrete Pumping Holdings Inc.(a)(b)	628,131	2,185,896
Construction Partners Inc., Class A(a)	401,415	7,129,130
Dycom Industries Inc.(a)(b)	641,507	26,231,221
Emcor Group Inc.	1,137,569	75,238,814
Fluor Corp.	668,407	8,074,357
Granite Construction Inc.(b)	993,337	19,012,470
Great Lakes Dredge & Dock Corp.(a)(b)	1,312,833	12,156,834
HC2 Holdings Inc.(a)	907,662	3,031,591
IES Holdings Inc.(a)(b)	162,605	3,767,558
MasTec Inc.(a)(b)	1,185,834	53,208,372
MYR Group Inc.(a)(b)	349,034	11,137,675
Northwest Pipe Co.(a)(b)	196,760	4,932,773
NV5 Global Inc.(a)(b)	221,786	11,273,382
Primoris Services Corp.(b)	1,017,050	18,062,808
Sterling Construction Co. Inc.(a)(b)	585,539	6,130,593
Tutor Perini Corp.(a)(b)	861,880	10,497,698
WillScot Corp.(a)(b)	1,143,887	14,058,371

		434,535,358

Construction Materials — 0.2%
Forterra Inc.(a)(b)	396,098	4,420,454
Summit Materials Inc., Class A(a)(b)	2,457,132	39,510,682
U.S. Concrete Inc.(a)(b)	339,492	8,419,402
U.S. Lime & Minerals Inc.	38,914	3,285,898

		55,636,436

Consumer Finance — 0.7%
Atlanticus Holdings Corp.(a)	83,070	858,944
Curo Group Holdings Corp.	391,572	3,199,143
Encore Capital Group Inc.(a)(b)	648,864	22,178,172
Enova International Inc.(a)	628,645	9,347,951
EZCORP Inc., Class A, NVS(a)(b)	1,031,801	6,500,346
FirstCash Inc.	850,450	57,388,366
Green Dot Corp., Class A(a)(b)	1,064,574	52,249,292
LendingClub Corp.(a)(b)	1,452,617	6,609,407
Navient Corp.	4,077,205	28,662,751
Nelnet Inc., Class A(b)	366,585	17,500,768
Oportun Financial Corp.(a)(b)	418,370	5,622,893
PRA Group Inc.(a)(b)	938,347	36,276,495
Regional Management Corp.(a)(b)	173,537	3,073,340
World Acceptance Corp.(a)(b)	111,393	7,298,470

		256,766,338

Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	543,047	18,686,247
Greif Inc., Class B	121,242	5,071,553
Myers Industries Inc.	763,750	11,112,562
O-I Glass Inc.	3,286,412	29,511,980
Ranpak Holdings Corp.(a)	531,299	3,952,865
UFP Technologies Inc.(a)(b)	134,123	5,909,459

		74,244,666

Distributors — 0.1%
Core-Mark Holding Co. Inc.	935,516	23,345,802
Funko Inc., Class A(a)(b)	518,288	3,006,070
Greenlane Holdings Inc., Class A(a)(b)	276,784	1,101,600
Weyco Group Inc.	137,296	2,964,221

		30,417,693

Security	Shares	Value

Diversified Consumer Services — 0.7%
Adtalem Global Education Inc.(a)	1,088,094	$33,894,128
American Public Education Inc.(a)(b)	295,055	8,733,628
Aspen Group Inc./CO(a)	366,113	3,313,323
Carriage Services Inc.	337,238	6,110,752
Collectors Universe Inc.	194,066	6,652,582
Franchise Group Inc.	396,254	8,670,037
Houghton Mifflin Harcourt Co.(a)(b)	2,167,469	3,923,119
K12 Inc.(a)(b)	827,260	22,534,562
Laureate Education Inc., Class A(a)(b)	2,261,775	22,538,588
OneSpaWorld Holdings Ltd.	944,510	4,505,313
Perdoceo Education Corp.(a)	1,435,262	22,863,724
Regis Corp.(a)(b)	473,194	3,870,727
Strategic Education Inc.(b)	459,231	70,560,843
Universal Technical Institute Inc.(a)(b)	568,987	3,954,460
Vivint Smart Home Inc.(a)	1,465,308	25,393,788
WW International Inc.(a)(b)	981,321	24,905,927

		272,425,501

Diversified Financial Services — 0.2%
Alerus Financial Corp.	291,948	5,768,893
A-Mark Precious Metals Inc.(a)	93,301	1,777,384
Banco Latinoamericano de Comercio Exterior SA, Class E	672,690	7,735,935
Cannae Holdings Inc.(a)(b)	1,770,391	72,763,070
Marlin Business Services Corp.	220,933	1,869,093
SWK Holdings Corp.(a)(b)	58,048	695,415

		90,609,790

Diversified Telecommunication Services — 0.9%
Alaska Communications Systems Group Inc.	837,517	2,336,672
Anterix Inc.(a)(b)	278,927	12,646,550
ATN International Inc.	232,115	14,059,206
Bandwidth Inc., Class A(a)(b)	402,276	51,089,052
Cincinnati Bell Inc.(a)(b)	1,004,317	14,914,107
Cogent Communications Holdings Inc.	888,500	68,734,360
Consolidated Communications Holdings Inc.(a)	1,520,682	10,295,017
IDT Corp., Class B(a)	334,585	2,184,840
Iridium Communications Inc.(a)(b)	2,458,591	62,546,555
Liberty Latin America Ltd., Class A(a)(b)	951,537	9,248,940
Liberty Latin America Ltd., Class C, NVS(a)(b)	2,338,420	22,074,685
Ooma Inc.(a)(b)	444,197	7,320,367
ORBCOMM Inc.(a)(b)	1,591,797	6,128,418
Vonage Holdings Corp.(a)(b)	4,855,592	48,847,256

		332,426,025

Electric Utilities — 0.9%
Allete Inc.	1,089,280	59,485,581
El Paso Electric Co.	853,640	57,193,880
Genie Energy Ltd., Class B	289,036	2,127,305
MGE Energy Inc.	732,500	47,253,575
Otter Tail Corp.	839,552	32,566,222
PNM Resources Inc.	1,661,036	63,850,224
Portland General Electric Co.	1,881,352	78,659,327
Spark Energy Inc., Class A	317,043	2,241,494

		343,377,608

Electrical Equipment — 0.9%
Allied Motion Technologies Inc.(b)	149,004	5,259,841
American Superconductor Corp.(a)(b)	470,443	3,824,702
Atkore International Group Inc.(a)(b)	989,034	27,050,080
AZZ Inc.	548,132	18,811,890
Bloom Energy Corp., Class A(a)(b)	1,774,824	19,310,085
Encore Wire Corp.	424,243	20,711,543

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
EnerSys	888,917	$57,228,477
FuelCell Energy Inc.(a)(b)	4,419,055	9,987,064
LSI Industries Inc.	512,488	3,315,797
Orion Energy Systems Inc.(a)(b)	479,974	1,660,710
Plug Power Inc.(a)(b)	6,786,309	55,715,597
Powell Industries Inc.	192,940	5,284,627
Preformed Line Products Co.	60,644	3,032,807
Sunrun Inc.(a)(b)	2,434,249	48,003,390
Thermon Group Holdings Inc.(a)(b)	697,120	10,157,038
TPI Composites Inc.(a)(b)	632,135	14,772,995
Ultralife Corp.(a)	127,242	891,967
Vicor Corp.(a)(b)	376,018	27,054,495
Vivint Solar Inc.(a)(b)	1,032,760	10,224,324

		342,297,429

Electronic Equipment, Instruments & Components — 2.3%
Akoustis Technologies Inc.(a)(b)	660,895	5,478,820
Arlo Technologies Inc.(a)(b)	1,668,566	4,304,900
Badger Meter Inc.(b)	609,472	38,347,978
Bel Fuse Inc., Class B, NVS	212,982	2,285,297
Belden Inc.(b)	918,671	29,902,741
Benchmark Electronics Inc.	779,176	16,830,202
CTS Corp.	670,411	13,435,036
Daktronics Inc.	827,609	3,600,099
ePlus Inc.(a)	275,704	19,486,759
Fabrinet(a)(b)	770,129	48,071,452
FARO Technologies Inc.(a)(b)	372,446	19,963,106
Fitbit Inc., Class A(a)(b)	4,975,533	32,141,943
II-VI Inc.(a)(b)	1,883,708	88,948,692
Insight Enterprises Inc.(a)(b)	722,002	35,522,498
Intellicheck Inc.(a)(b)	333,363	2,516,891
Iteris Inc.(a)(b)	815,624	3,878,292
Itron Inc.(a)(b)	839,029	55,585,671
Kimball Electronics Inc.(a)(b)	496,404	6,721,310
Knowles Corp.(a)(b)	1,858,223	28,356,483
Luna Innovations Inc.(a)	567,168	3,312,261
Methode Electronics Inc.(b)	757,680	23,685,077
MTS Systems Corp.	416,811	7,331,706
Napco Security Technologies Inc.(a)(b)	243,259	5,689,828
nLight Inc.(a)(b)	716,913	15,958,483
Novanta Inc.(a)(b)	715,345	76,377,386
OSI Systems Inc.(a)(b)	352,716	26,326,722
PAR Technology Corp.(a)(b)	335,672	10,046,663
PC Connection Inc.(b)	229,642	10,646,203
Plexus Corp.(a)(b)	598,415	42,224,162
Powerfleet Inc.(a)	521,689	2,410,203
Research Frontiers Inc.(a)	522,945	2,123,157
Rogers Corp.(a)(b)	390,547	48,662,156
Sanmina Corp.(a)	1,400,212	35,061,309
ScanSource Inc.(a)(b)	535,020	12,888,632
TTM Technologies Inc.(a)(b)	2,091,900	24,809,934
Vishay Intertechnology Inc.	2,771,372	42,318,850
Vishay Precision Group Inc.(a)	252,722	6,211,907
Wrap Technologies Inc.(a)(b)	256,317	2,686,202

		854,149,011

Energy Equipment & Services — 0.7%
Archrock Inc.	2,785,355	18,076,954
Aspen Aerogels Inc.(a)	402,473	2,648,272
Cactus Inc., Class A(b)	1,015,536	20,950,508
ChampionX Corp.(a)(b)	3,882,954	37,897,631

Security	Shares	Value

Energy Equipment & Services (continued)
DMC Global Inc.(b)	302,880	$8,359,488
Dril-Quip Inc.(a)(b)	736,623	21,943,999
Exterran Corp.(a)	624,805	3,367,699
Frank’s International NV(a)(b)	3,225,059	7,191,882
Helix Energy Solutions Group Inc.(a)(b)	3,055,665	10,603,157
Independence Contract Drilling Inc.(a)	630	2,451
Liberty Oilfield Services Inc., Class A	1,399,902	7,671,463
Matrix Service Co.(a)	552,946	5,374,635
Nabors Industries Ltd.	143,203	5,301,375
National Energy Services Reunited Corp.(a)(b)	476,782	3,280,260
Newpark Resources Inc.(a)	1,996,058	4,451,209
NexTier Oilfield Solutions Inc.(a)	3,318,625	8,130,631
Oceaneering International Inc.(a)	2,110,273	13,484,644
Oil States International Inc.(a)(b)	1,296,991	6,160,707
Patterson-UTI Energy Inc.	1,610,589	5,588,744
ProPetro Holding Corp.(a)(b)	1,716,697	8,823,823
RPC Inc.	1,298,387	3,999,032
SEACOR Holdings Inc.(a)(b)	398,468	11,284,614
Select Energy Services Inc., Class A(a)(b)	1,268,143	6,213,901
Solaris Oilfield Infrastructure Inc., Class A	716,395	5,315,651
Tidewater Inc.(a)(b)	783,488	4,379,698
Transocean Ltd.(a)(b)	12,259,431	22,434,759
U.S. Silica Holdings Inc.	1,600,992	5,779,581

		258,716,768

Entertainment — 0.3%
AMC Entertainment Holdings Inc., Class A(b)	1,147,002	4,920,639
Cinemark Holdings Inc.	2,247,185	25,954,987
Eros International PLC(a)(b)	1,487,989	4,702,045
Gaia Inc.(a)(b)	259,158	2,171,744
Glu Mobile Inc.(a)(b)	2,707,255	25,096,254
IMAX Corp.(a)(b)	1,033,987	11,590,994
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	250,793	5,035,924
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	788,233	15,559,719
LiveXLive Media Inc.(a)(b)	681,692	2,467,725
Marcus Corp. (The)	490,831	6,513,327

		104,013,358

Equity Real Estate Investment Trusts (REITs) — 6.3%
Acadia Realty Trust	1,801,473	23,383,120
Agree Realty Corp.	1,112,695	73,115,188
Alexander & Baldwin Inc.	1,546,254	18,848,836
Alexander’s Inc.	45,081	10,860,013
Alpine Income Property Trust Inc.	140,377	2,282,530
American Assets Trust Inc.	1,059,625	29,499,960
American Finance Trust Inc.	2,339,031	18,560,211
Armada Hoffler Properties Inc.	1,223,824	12,177,049
Bluerock Residential Growth REIT Inc.	505,047	4,080,780
BRT Apartments Corp.	246,900	2,671,458
CareTrust REIT Inc.	1,997,441	34,276,088
CatchMark Timber Trust Inc., Class A	1,033,905	9,150,059
Chatham Lodging Trust	1,029,946	6,303,270
CIM Commercial Trust Corp.	241,979	2,608,534
City Office REIT Inc.	974,645	9,804,929
Clipper Realty Inc.	329,523	2,669,136
Colony Capital Inc.	10,187,299	24,449,518
Columbia Property Trust Inc.	2,394,041	31,457,699
Community Healthcare Trust Inc.	443,298	18,130,888
CoreCivic Inc.	2,526,979	23,652,523
CorEnergy Infrastructure Trust Inc.	329,334	3,013,406

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CorePoint Lodging Inc.	940,164	$3,958,090
DiamondRock Hospitality Co.	4,175,732	23,091,798
Diversified Healthcare Trust	4,670,767	20,668,144
Easterly Government Properties Inc.	1,578,287	36,489,995
EastGroup Properties Inc.	807,980	95,834,508
Essential Properties Realty Trust Inc.	1,919,339	28,482,991
Farmland Partners Inc.	526,100	3,603,785
Four Corners Property Trust Inc.	1,473,387	35,950,643
Franklin Street Properties Corp.(b)	2,181,629	11,104,492
Front Yard Residential Corp.	1,069,882	9,307,973
GEO Group Inc. (The)	2,479,505	29,332,544
Getty Realty Corp.	718,904	21,337,071
Gladstone Commercial Corp.	734,526	13,772,362
Gladstone Land Corp.	399,778	6,340,479
Global Medical REIT Inc.	883,693	10,012,242
Global Net Lease Inc.	1,896,185	31,723,175
Healthcare Realty Trust Inc.	2,825,083	82,746,681
Hersha Hospitality Trust	706,694	4,070,557
Independence Realty Trust Inc.	2,012,290	23,121,212
Industrial Logistics Properties Trust	1,363,749	28,025,042
Innovative Industrial Properties Inc.	349,590	30,770,912
Investors Real Estate Trust(b)	257,012	18,116,776
iStar Inc.	1,565,375	19,285,420
Jernigan Capital Inc.(b)	520,138	7,115,488
Kite Realty Group Trust	1,774,378	20,476,322
Lexington Realty Trust	5,351,205	56,455,213
LTC Properties Inc.	817,885	30,809,728
Macerich Co. (The)	2,985,979	26,784,232
Mack-Cali Realty Corp.(b)	1,915,542	29,288,637
Monmouth Real Estate Investment Corp.	1,997,999	28,951,006
National Health Investors Inc.	899,613	54,624,501
National Storage Affiliates Trust	1,290,139	36,975,384
New Senior Investment Group Inc.	1,836,128	6,646,783
NexPoint Residential Trust Inc.	450,842	15,937,265
Office Properties Income Trust	1,000,003	25,970,078
One Liberty Properties Inc.	371,981	6,554,305
Pebblebrook Hotel Trust(b)	2,721,267	37,172,507
Physicians Realty Trust	4,246,599	74,400,414
Piedmont Office Realty Trust Inc., Class A	2,630,615	43,694,515
Plymouth Industrial REIT Inc.	282,606	3,617,357
PotlatchDeltic Corp.	1,370,102	52,104,979
Preferred Apartment Communities Inc., Class A	1,007,132	7,654,203
PS Business Parks Inc.	420,263	55,642,821
QTS Realty Trust Inc., Class A(b)	1,255,972	80,495,245
Retail Opportunity Investments Corp.	2,410,126	27,306,728
Retail Properties of America Inc., Class A	4,504,710	32,974,477
Retail Value Inc.	370,292	4,576,809
RLJ Lodging Trust(b)	3,441,826	32,490,837
RPT Realty	1,743,794	12,136,806
Ryman Hospitality Properties Inc.	1,055,489	36,519,919
Sabra Health Care REIT Inc.	4,295,075	61,977,932
Safehold Inc.(b)	361,089	20,759,007
Saul Centers Inc.	258,715	8,348,733
Seritage Growth Properties, Class A(a)(b)	730,334	8,325,808
Service Properties Trust	1,125,794	7,981,879
SITE Centers Corp.(b)	3,239,186	26,237,407
STAG Industrial Inc.	3,133,780	91,882,430
Summit Hotel Properties Inc.	2,132,028	12,642,926
Sunstone Hotel Investors Inc.	4,509,629	36,753,476
Tanger Factory Outlet Centers Inc.(b)	1,962,659	13,993,759

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Terreno Realty Corp.	1,394,121	$73,386,529
UMH Properties Inc.	765,766	9,901,354
Uniti Group Inc.	4,026,345	37,646,326
Universal Health Realty Income Trust	268,354	21,331,459
Urban Edge Properties	2,448,548	29,064,265
Urstadt Biddle Properties Inc., Class A	653,659	7,765,469
Washington REIT	1,724,073	38,274,421
Whitestone REIT	884,892	6,433,165
Xenia Hotels & Resorts Inc.	2,407,145	22,458,663

		2,330,683,654

Food & Staples Retailing — 0.9%
Andersons Inc. (The)	675,563	9,295,747
BJ’s Wholesale Club Holdings Inc.(a)(b)	2,862,966	106,702,743
Chefs’ Warehouse Inc. (The)(a)(b)	507,381	6,890,234
HF Foods Group Inc.(a)(b)	745,615	6,747,816
Ingles Markets Inc., Class A(b)	299,602	12,903,858
Natural Grocers by Vitamin Cottage Inc.(b)	197,474	2,938,413
Performance Food Group Co.(a)(b)	2,739,058	79,816,150
PriceSmart Inc.	478,114	28,844,618
Rite Aid Corp.(a)(b)	1,147,678	19,579,387
SpartanNash Co.	745,759	15,847,379
United Natural Foods Inc.(a)(b)	1,109,902	20,211,315
Village Super Market Inc., Class A	188,759	5,232,399
Weis Markets Inc.	201,970	10,122,736

		325,132,795

Food Products — 1.4%
Alico Inc.	92,795	2,891,492
B&G Foods Inc.	1,332,330	32,482,205
Bridgford Foods Corp.(a)(b)	34,721	574,980
Calavo Growers Inc.(b)	345,527	21,737,104
Cal-Maine Foods Inc.(a)	662,417	29,464,308
Darling Ingredients Inc.(a)(b)	3,365,273	82,853,021
Farmer Bros. Co.(a)(b)	322,299	2,365,675
Fresh Del Monte Produce Inc.(b)	646,112	15,907,277
Freshpet Inc.(a)(b)	809,606	67,731,638
Hostess Brands Inc.(a)(b)	2,566,288	31,360,039
J&J Snack Foods Corp.(b)	312,542	39,733,465
John B Sanfilippo & Son Inc.	184,469	15,740,740
Lancaster Colony Corp.	396,224	61,410,758
Landec Corp.(a)(b)	492,746	3,922,258
Limoneira Co.	340,718	4,937,004
Sanderson Farms Inc.(b)	421,761	48,877,882
Seneca Foods Corp., Class A(a)(b)	122,571	4,144,126
Simply Good Foods Co. (The)(a)(b)	1,774,922	32,978,051
Tootsie Roll Industries Inc.	344,420	11,803,273

		510,915,296

Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A	687,790	31,321,957
Chesapeake Utilities Corp.	337,511	28,350,924
New Jersey Resources Corp.	1,992,688	65,061,263
Northwest Natural Holding Co.	638,668	35,631,288
ONE Gas Inc.	1,096,119	84,455,969
RGC Resources Inc.	141,579	3,421,964
South Jersey Industries Inc.	1,942,776	48,549,972
Southwest Gas Holdings Inc.	1,154,810	79,739,631
Spire Inc.	1,049,688	68,974,998

		445,507,966

Health Care Equipment & Supplies — 3.6%
Accelerate Diagnostics Inc.(a)(b)	643,287	9,752,231

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Accuray Inc.(a)(b)	1,900,414	$3,857,840
Alphatec Holdings Inc.(a)(b)	942,638	4,430,399
AngioDynamics Inc.(a)(b)	759,309	7,722,173
Antares Pharma Inc.(a)(b)	3,416,261	9,394,718
Apyx Medical Corp.(a)(b)	731,977	4,062,472
Aspira Women’s Health Inc.(a)(b)	1,017,159	3,905,891
AtriCure Inc.(a)(b)	811,974	36,498,231
Atrion Corp.	29,780	18,970,158
Avanos Medical Inc.(a)(b)	993,105	29,187,356
Axogen Inc.(a)(b)	767,334	7,090,166
Axonics Modulation Technologies Inc.(a)(b)	632,906	22,221,330
Bellerophon Therapeutics Inc.(a)	73,388	921,019
Beyond Air Inc.(a)	258,830	1,876,517
BioLife Solutions Inc.(a)(b)	160,367	2,622,000
BioSig Technologies Inc.(a)(b)	435,387	3,134,786
Cantel Medical Corp.	790,379	34,958,463
Cardiovascular Systems Inc.(a)	719,754	22,708,239
Cerus Corp.(a)(b)	3,381,020	22,314,732
Chembio Diagnostics Inc.(a)	364,458	1,184,488
Co-Diagnostics Inc.(a)	540,228	10,453,412
CONMED Corp.(b)	567,092	40,824,953
CryoLife Inc.(a)(b)	769,721	14,755,552
CryoPort Inc.(a)(b)	702,063	21,237,406
Cutera Inc.(a)(b)	353,617	4,303,519
CytoSorbents Corp.(a)(b)	720,850	7,136,415
Electromed Inc.(a)	143,585	2,209,773
FONAR Corp.(a)	114,258	2,441,693
GenMark Diagnostics Inc.(a)(b)	1,411,824	20,767,931
Glaukos Corp.(a)(b)	883,163	33,931,122
Heska Corp.(a)(b)	146,148	13,616,609
Inogen Inc.(a)(b)	385,905	13,707,346
Integer Holdings Corp.(a)(b)	685,087	50,045,605
IntriCon Corp.(a)(b)	192,443	2,601,829
Invacare Corp.	715,659	4,558,748
iRadimed Corp.(a)(b)	113,127	2,625,678
iRhythm Technologies Inc.(a)(b)	565,646	65,552,715
Lantheus Holdings Inc.(a)(b)	1,077,238	15,404,503
LeMaitre Vascular Inc.(b)	351,406	9,277,118
LivaNova PLC(a)(b)	1,022,631	49,219,230
Meridian Bioscience Inc.(a)	885,381	20,620,523
Merit Medical Systems Inc.(a)(b)	1,134,224	51,777,326
Mesa Laboratories Inc.(b)	84,762	18,376,402
Milestone Scientific Inc.(a)(b)	757,381	1,476,893
Misonix Inc.(a)(b)	292,109	3,963,919
Natus Medical Inc.(a)	708,637	15,462,459
Nemaura Medical Inc.(a)(b)	143,915	1,331,214
Neogen Corp.(a)(b)	1,102,854	85,581,470
Nevro Corp.(a)(b)	701,939	83,860,652
NuVasive Inc.(a)(b)	1,074,269	59,793,813
OraSure Technologies Inc.(a)(b)	1,289,637	14,998,478
Orthofix Medical Inc.(a)(b)	384,601	12,307,232
OrthoPediatrics Corp.(a)(b)	245,580	10,746,581
PAVmed Inc.(a)	716,733	1,512,307
Pulse Biosciences Inc.(a)(b)	312,855	3,272,463
Quotient Ltd.(a)	1,245,148	9,214,095
Repro-Med Systems Inc.(a)	496,310	4,456,864
Retractable Technologies Inc.(a)(b)	287,620	2,019,092
Rockwell Medical Inc.(a)(b)	1,490,109	2,905,713
RTI Surgical Holdings Inc.(a)(b)	1,255,715	3,993,174
SeaSpine Holdings Corp.(a)(b)	542,127	5,676,070

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Shockwave Medical Inc.(a)(b)	557,789	$26,422,465
SI-BONE Inc.(a)	525,707	8,379,770
Sientra Inc.(a)(b)	996,106	3,854,930
Silk Road Medical Inc.(a)(b)	662,343	27,745,548
Soliton Inc.(a)(b)	121,059	941,839
STAAR Surgical Co.(a)(b)	943,001	58,032,282
Stereotaxis Inc.(a)	918,393	4,096,033
Surmodics Inc.(a)(b)	277,569	12,002,084
Tactile Systems Technology Inc.(a)(b)	382,020	15,827,089
Tela Bio Inc.(a)	109,640	1,420,934
TransMedics Group Inc.(a)(b)	407,939	7,310,267
Utah Medical Products Inc.	74,230	6,578,263
Vapotherm Inc.(a)(b)	400,223	16,405,141
Varex Imaging Corp.(a)(b)	791,165	11,986,150
Venus Concept Inc.(a)	343,102	1,197,426
ViewRay Inc.(a)(b)	2,368,793	5,306,096
VolitionRx Ltd.(a)(b)	486,824	1,893,745
Wright Medical Group NV(a)(b)	2,690,103	79,949,861
Zynex Inc.(a)(b)	346,972	8,629,194

		1,342,810,223

Health Care Providers & Services — 2.3%
1Life Healthcare Inc.(a)(b)	450,824	16,373,928
AdaptHealth Corp.(a)(b)	157,154	2,530,179
Addus HomeCare Corp.(a)(b)	289,652	26,810,189
American Renal Associates Holdings Inc.(a)(b)	288,510	1,881,085
AMN Healthcare Services Inc.(a)(b)	978,118	44,250,058
Apollo Medical Holdings Inc.(a)(b)	173,280	2,859,120
Avalon GloboCare Corp.(a)(b)	435,616	827,670
BioTelemetry Inc.(a)(b)	703,568	31,794,238
Brookdale Senior Living Inc.(a)(b)	3,832,321	11,305,347
Community Health Systems Inc.(a)(b)	1,818,044	5,472,312
CorVel Corp.(a)	185,604	13,157,468
Covetrus Inc.(a)	2,041,899	36,529,573
Cross Country Healthcare Inc.(a)(b)	718,100	4,423,496
Ensign Group Inc. (The)(b)	1,065,186	44,578,034
Enzo Biochem Inc.(a)(b)	874,955	1,959,899
Exagen Inc.(a)(b)	98,407	1,221,231
Five Star Senior Living Inc.(a)	346,693	1,352,103
Fulgent Genetics Inc.(a)	204,973	3,279,568
Hanger Inc.(a)(b)	771,997	12,784,270
HealthEquity Inc.(a)(b)	1,460,026	85,659,725
InfuSystem Holdings Inc.(a)(b)	284,856	3,287,238
Joint Corp. (The)(a)(b)	287,598	4,391,621
LHC Group Inc.(a)(b)	634,658	110,633,583
Magellan Health Inc.(a)	486,319	35,491,561
MEDNAX Inc.(a)(b)	1,738,654	29,730,983
National HealthCare Corp.	263,937	16,744,163
National Research Corp.	270,456	15,743,244
Option Care Health Inc.(a)(b)	716,175	9,940,509
Owens & Minor Inc.(b)	1,306,014	9,951,827
Patterson Companies Inc.	1,774,728	39,044,016
Pennant Group Inc. (The)(a)(b)	534,072	12,070,027
PetIQ Inc.(a)(b)	428,281	14,921,310
Progyny Inc.(a)(b)	547,388	14,128,084
Providence Service Corp. (The)(a)(b)	254,011	20,044,008
R1 RCM Inc.(a)(b)	2,216,678	24,715,960
RadNet Inc.(a)(b)	888,488	14,100,305
Select Medical Holdings Corp.(a)(b)	2,269,872	33,435,215
Sharps Compliance Corp.(a)(b)	273,951	1,925,876
Surgery Partners Inc.(a)(b)	511,503	5,918,090

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)(b)	2,175,029	$39,389,775
Tivity Health Inc.(a)(b)	912,845	10,342,534
Triple-S Management Corp., Class B(a)	482,699	9,180,935
U.S. Physical Therapy Inc.(b)	264,847	21,457,904
Viemed Healthcare Inc.(a)	707,245	6,789,552

		852,427,813

Health Care Technology — 1.1%
Allscripts Healthcare Solutions Inc.(a)(b)	3,384,472	22,912,875
Computer Programs & Systems Inc.(b)	271,561	6,188,875
Evolent Health Inc., Class A(a)(b)	1,567,564	11,161,056
Health Catalyst Inc.(a)(b)	671,412	19,585,088
HealthStream Inc.(a)(b)	547,156	12,108,562
HMS Holdings Corp.(a)(b)	1,841,863	59,657,942
Icad Inc.(a)	405,936	4,055,301
Inovalon Holdings Inc., Class A(a)(b)	1,550,418	29,861,051
Inspire Medical Systems Inc.(a)(b)	545,287	47,450,875
NantHealth Inc.(a)(b)	551,909	2,527,743
NextGen Healthcare Inc.(a)	1,150,643	12,634,060
Omnicell Inc.(a)(b)	887,875	62,701,732
Ontrak Inc.	169,389	4,190,684
OptimizeRx Corp.(a)(b)	316,527	4,124,347
Phreesia Inc.(a)(b)	595,913	16,852,420
Schrodinger Inc.(a)(b)	292,412	26,776,167
Simulations Plus Inc.(b)	262,429	15,698,503
Tabula Rasa HealthCare Inc.(a)(b)	425,049	23,262,932
Vocera Communications Inc.(a)(b)	659,355	13,978,326

		395,728,539

Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment Inc.(a)	882,454	8,498,032
BBX Capital Corp.	1,239,163	3,147,474
Biglari Holdings Inc., Class B, NVS(a)(b)	26,762	1,846,043
BJ’s Restaurants Inc.	398,932	8,353,636
Bloomin’ Brands Inc.	1,832,596	19,535,473
Bluegreen Vacations Corp.	152,587	827,022
Boyd Gaming Corp.	1,699,901	35,527,931
Brinker International Inc.	918,621	22,046,904
Carrols Restaurant Group Inc.(a)(b)	768,672	3,720,373
Century Casinos Inc.(a)(b)	561,372	2,329,694
Cheesecake Factory Inc. (The)(b)	904,588	20,733,157
Churchill Downs Inc.(b)	794,636	105,805,783
Chuy’s Holdings Inc.(a)(b)	348,836	5,190,680
Cracker Barrel Old Country Store Inc.	500,888	55,553,488
Dave & Buster’s Entertainment Inc.(b)	984,539	13,123,905
Del Taco Restaurants Inc.(a)(b)	649,390	3,850,883
Denny’s Corp.(a)(b)	1,137,125	11,484,963
Dine Brands Global Inc.	332,399	13,993,998
El Pollo Loco Holdings Inc.(a)(b)	372,310	5,495,296
Eldorado Resorts Inc.(a)(b)	1,766,784	70,777,367
Everi Holdings Inc.(a)(b)	1,699,432	8,769,069
Fiesta Restaurant Group Inc.(a)(b)	378,532	2,415,034
GAN Ltd.(a)	163,565	4,162,729
Golden Entertainment Inc.(a)	336,970	3,005,772
Hilton Grand Vacations Inc.(a)	1,780,899	34,816,576
International Game Technology PLC	2,132,440	18,978,716
Jack in the Box Inc.	476,057	35,271,063
Kura Sushi USA Inc., Class A(a)(b)	68,942	984,492
Lindblad Expeditions Holdings Inc.(a)(b)	535,142	4,131,296
Marriott Vacations Worldwide Corp.	844,471	69,423,961
Monarch Casino & Resort Inc.(a)(b)	263,793	8,990,065

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Nathan’s Famous Inc.	60,868	$3,423,216
Noodles & Co.(a)(b)	648,076	3,920,860
Papa John’s International Inc.(b)	674,935	53,596,588
Penn National Gaming Inc.(a)(b)	2,798,917	85,478,925
PlayAGS Inc.(a)(b)	534,797	1,807,614
RCI Hospitality Holdings Inc.(b)	184,637	2,559,069
Red Robin Gourmet Burgers Inc.(a)(b)	277,612	2,831,642
Red Rock Resorts Inc., Class A(b)	1,437,596	15,684,172
Ruth’s Hospitality Group Inc.	604,171	4,930,035
Scientific Games Corp./DE, Class A(a)(b)	1,196,858	18,503,425
SeaWorld Entertainment Inc.(a)	1,049,791	15,547,405
Shake Shack Inc., Class A(a)(b)	731,887	38,775,373
Target Hospitality Corp.(a)(b)	663,742	1,121,724
Texas Roadhouse Inc.	1,373,375	72,198,324
Twin River Worldwide Holdings Inc.(b)	387,042	8,627,166
Wingstop Inc.(b)	619,521	86,094,833

		1,017,891,246

Household Durables — 2.1%
Beazer Homes USA Inc.(a)	607,523	6,117,757
Casper Sleep Inc.(a)(b)	202,770	1,818,847
Cavco Industries Inc.(a)(b)	181,119	34,928,799
Century Communities Inc.(a)(b)	614,238	18,832,537
Ethan Allen Interiors Inc.	520,047	6,152,156
GoPro Inc., Class A(a)(b)	2,723,246	12,962,651
Green Brick Partners Inc.(a)	472,776	5,602,396
Hamilton Beach Brands Holding Co., Class A	146,719	1,745,956
Helen of Troy Ltd.(a)(b)	528,888	99,727,121
Hooker Furniture Corp.	242,459	4,715,828
Installed Building Products Inc.(a)(b)	479,394	32,972,719
iRobot Corp.(a)(b)	578,175	48,508,882
KB Home(b)	1,844,282	56,582,572
La-Z-Boy Inc.	941,334	25,472,498
Legacy Housing Corp.(a)(b)	118,583	1,686,250
LGI Homes Inc.(a)(b)	466,758	41,088,707
Lifetime Brands Inc.(b)	284,045	1,908,782
Lovesac Co. (The)(a)(b)	193,983	5,088,174
M/I Homes Inc.(a)(b)	585,656	20,169,993
MDC Holdings Inc.	1,062,440	37,929,108
Meritage Homes Corp.(a)(b)	777,372	59,173,557
Purple Innovation Inc.(a)(b)	308,228	5,548,104
Skyline Champion Corp.(a)	1,138,381	27,708,193
Sonos Inc.(a)(b)	1,671,652	24,456,269
Taylor Morrison Home Corp.(a)(b)	2,647,110	51,062,752
TopBuild Corp.(a)(b)	691,786	78,704,493
TRI Pointe Group Inc.(a)(b)	2,709,503	39,802,599
Tupperware Brands Corp.(b)	1,126,709	5,351,868
Turtle Beach Corp.(a)	285,345	4,200,278
Universal Electronics Inc.(a)(b)	283,168	13,257,926
VOXX International Corp.(a)	394,954	2,282,834

		775,560,606

Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	201,853	7,264,690
Central Garden & Pet Co., Class A, NVS(a)	824,584	27,862,693
Oil-Dri Corp. of America	103,688	3,597,974
WD-40 Co.(b)	285,137	56,542,667

		95,268,024

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)(b)	1,689,739	3,379,478
Clearway Energy Inc., Class A	753,039	15,791,228

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Inc., Class C	1,664,436	$38,381,894
Ormat Technologies Inc.(b)	836,564	53,113,448
Sunnova Energy International Inc.(a)(b)	674,843	11,519,570
TerraForm Power Inc., Class A	1,840,156	33,932,477

		156,118,095

Industrial Conglomerates — 0.0%
Raven Industries Inc.	754,532	16,229,983

Insurance — 2.4%
Ambac Financial Group Inc.(a)(b)	956,273	13,693,829
American Equity Investment Life Holding Co.	1,778,562	43,948,267
AMERISAFE Inc.	376,985	23,056,403
Argo Group International Holdings Ltd.	689,973	24,031,760
Benefytt Technologies Inc.(a)	217,849	4,457,191
BRP Group Inc., Class A(a)(b)	430,404	7,433,077
Citizens Inc./TX(a)(b)	1,013,781	6,072,548
CNO Financial Group Inc.	3,021,127	47,038,947
Crawford & Co., Class A, NVS	383,303	3,024,261
Donegal Group Inc., Class A	241,817	3,438,638
eHealth Inc.(a)(b)	532,949	52,356,910
Employers Holdings Inc.	622,790	18,777,118
Enstar Group Ltd.(a)(b)	251,352	38,399,045
FBL Financial Group Inc., Class A	218,765	7,851,476
FedNat Holding Co.	245,964	2,722,821
Fidelity National Financial Inc.	1	31
Genworth Financial Inc., Class A(a)(b)	10,521,680	24,305,081
Global Indemnity Ltd.	191,036	4,573,402
Goosehead Insurance Inc., Class A(a)	271,134	20,378,431
Greenlight Capital Re Ltd., Class A(a)(b)	655,488	4,273,782
HCI Group Inc.	131,943	6,093,128
Heritage Insurance Holdings Inc.	564,746	7,392,525
Horace Mann Educators Corp.	815,900	29,968,007
Independence Holding Co.	100,814	3,083,900
Investors Title Co.	28,576	3,466,840
James River Group Holdings Ltd.	621,122	27,950,490
Kinsale Capital Group Inc.(b)	435,149	67,539,476
MBIA Inc.(a)(b)	1,461,086	10,592,874
National General Holdings Corp.	1,434,182	30,992,673
National Western Life Group Inc., Class A	54,907	11,156,553
NI Holdings Inc.(a)	194,237	2,868,880
Palomar Holdings Inc.(a)(b)	364,588	31,267,067
ProAssurance Corp.(b)	1,051,496	15,215,147
ProSight Global Inc.(a)(b)	223,565	1,989,729
Protective Insurance Corp., Class B, NVS	190,659	2,873,231
RLI Corp.(b)	827,474	67,935,615
Safety Insurance Group Inc.	306,557	23,378,037
Selective Insurance Group Inc.	1,236,040	65,188,750
State Auto Financial Corp.	378,116	6,749,371
Stewart Information Services Corp.	462,655	15,040,914
StoneX Group Inc.(a)	344,519	18,948,545
Third Point Reinsurance Ltd.(a)	1,690,834	12,698,163
Tiptree Inc.	572,960	3,695,592
Trupanion Inc.(a)(b)	623,138	26,601,761
United Fire Group Inc.	454,095	12,582,972
United Insurance Holdings Corp.	407,156	3,183,960
Universal Insurance Holdings Inc.	617,045	10,952,549
Watford Holdings Ltd.(a)	387,948	6,474,852

		875,714,619

Interactive Media & Services — 0.4%
Cargurus Inc.(a)(b)	1,799,638	45,620,823

Security	Shares	Value

Interactive Media & Services (continued)
Cars.com Inc.(a)(b)	1,400,877	$8,069,051
DHI Group Inc.(a)(b)	1,027,757	2,158,290
Eventbrite Inc., Class A(a)(b)	1,320,595	11,317,499
EverQuote Inc., Class A(a)(b)	293,598	17,075,660
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,459,430	3,108,586
Meet Group Inc. (The)(a)(b)	1,351,549	8,433,666
QuinStreet Inc.(a)(b)	990,623	10,361,917
TrueCar Inc.(a)(b)	2,166,958	5,590,752
Yelp Inc.(a)(b)	1,466,418	33,918,248

		145,654,492

Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com Inc., Class A(a)(b)	526,153	10,533,583
Duluth Holdings Inc., Class B(a)(b)	266,483	1,963,980
Groupon Inc.(a)	465,922	8,442,507
Lands’ End Inc.(a)(b)	274,071	2,203,531
Liquidity Services Inc.(a)(b)	574,408	3,423,472
Overstock.com Inc.(a)(b)	844,272	24,002,653
PetMed Express Inc.	410,271	14,622,059
Quotient Technology Inc.(a)(b)	1,795,826	13,145,446
RealReal Inc. (The)(a)(b)	1,310,648	16,763,188
Rubicon Project Inc. (The)(a)	2,160,196	14,408,507
Shutterstock Inc.(b)	408,829	14,296,750
Stamps.com Inc.(a)(b)	345,518	63,468,201
Stitch Fix Inc., Class A(a)(b)	1,177,278	29,361,313
U.S. Auto Parts Network Inc.(a)(b)	460,109	3,984,544
Waitr Holdings Inc.(a)(b)	1,546,606	4,067,574

		224,687,308

IT Services — 2.1%
Brightcove Inc.(a)(b)	810,834	6,389,372
Cardtronics PLC, Class A(a)(b)	746,681	17,905,410
Cass Information Systems Inc.	294,689	11,501,712
Conduent Inc.(a)(b)	3,516,072	8,403,412
CSG Systems International Inc.(b)	683,487	28,289,527
Endurance International Group Holdings Inc.(a)(b)	1,438,772	5,798,251
EVERTEC Inc.	1,258,620	35,367,222
Evo Payments Inc., Class A(a)(b)	853,066	19,475,497
ExlService Holdings Inc.(a)(b)	699,394	44,341,580
GreenSky Inc., Class A(a)	1,283,043	6,286,911
Grid Dynamics Holdings Inc.(a)	459,806	3,172,661
GTT Communications Inc.(a)(b)	652,982	5,328,333
Hackett Group Inc. (The)	531,502	7,196,537
I3 Verticals Inc., Class A(a)(b)	307,605	9,305,051
Information Services Group Inc.(a)(b)	703,577	1,456,404
International Money Express Inc.(a)(b)	282,679	3,522,180
KBR Inc.	2,977,596	67,144,790
Limelight Networks Inc.(a)(b)	2,425,374	17,850,753
LiveRamp Holdings Inc.(a)(b)	1,367,595	58,081,760
ManTech International Corp./VA, Class A	567,451	38,864,719
Maximus Inc.	1,278,281	90,054,897
MoneyGram International Inc.(a)	1,313,006	4,214,749
NIC Inc.	1,377,924	31,637,135
Paysign Inc.(a)(b)	689,160	6,691,744
Perficient Inc.(a)(b)	675,776	24,179,265
Perspecta Inc.(b)	2,910,795	67,617,768
PFSweb Inc.(a)	284,681	1,901,669
Priority Technology Holdings Inc.(a)(b)	131,836	341,455
Replay Holding Corp.(a)(b)	765,051	18,843,206
ServiceSource International Inc.(a)(b)	1,688,814	2,668,326
StarTek Inc.(a)(b)	326,669	1,659,479

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Sykes Enterprises Inc.(a)(b)	817,237	$22,604,775
TTEC Holdings Inc.	382,107	17,790,902
Tucows Inc., Class A(a)(b)	198,398	11,372,173
Unisys Corp.(a)(b)	1,285,242	14,021,990
Verra Mobility Corp.(a)(b)	2,785,510	28,635,043
Virtusa Corp.(a)(b)	598,933	19,447,355

		759,364,013

Leisure Products — 0.7%
Acushnet Holdings Corp.(b)	722,158	25,123,877
Callaway Golf Co.(b)	1,957,756	34,280,308
Clarus Corp.(b)	466,431	5,401,271
Escalade Inc.	226,439	3,161,088
Johnson Outdoors Inc., Class A(b)	109,642	9,979,615
Malibu Boats Inc., Class A(a)(b)	427,409	22,203,897
Marine Products Corp.	183,489	2,541,323
MasterCraft Boat Holdings Inc.(a)(b)	390,463	7,438,320
Nautilus Inc.(a)	624,000	5,784,480
Smith & Wesson Brands Inc.(a)(b)	1,139,911	24,530,885
Sturm Ruger & Co. Inc.	352,032	26,754,432
Vista Outdoor Inc.(a)(b)	1,216,840	17,583,338
YETI Holdings Inc.(a)(b)	1,550,450	66,250,728

		251,033,562

Life Sciences Tools & Services — 0.6%
Champions Oncology Inc.(a)	126,882	1,212,992
ChromaDex Corp.(a)(b)	841,719	3,863,490
Codexis Inc.(a)(b)	1,111,989	12,676,675
Fluidigm Corp.(a)(b)	1,486,258	5,959,895
Harvard Bioscience Inc.(a)	744,740	2,308,694
Luminex Corp.(b)	883,749	28,748,355
Medpace Holdings Inc.(a)(b)	570,892	53,104,374
NanoString Technologies Inc.(a)(b)	786,438	23,081,955
NeoGenomics Inc.(a)(b)	2,165,634	67,091,341
Pacific Biosciences of California Inc.(a)(b)	3,073,413	10,603,275
Personalis Inc.(a)(b)	411,793	5,340,955
Quanterix Corp.(a)(b)	394,093	10,794,207

		224,786,208

Machinery — 3.6%
Alamo Group Inc.(b)	206,736	21,219,383
Albany International Corp., Class A	643,289	37,767,497
Altra Industrial Motion Corp.(b)	1,345,714	42,874,448
Astec Industries Inc.(b)	474,761	21,986,182
Barnes Group Inc.	981,766	38,838,663
Blue Bird Corp.(a)(b)	341,858	5,124,451
Chart Industries Inc.(a)(b)	754,491	36,585,269
CIRCOR International Inc.(a)(b)	424,262	10,810,196
Columbus McKinnon Corp./NY(b)	499,923	16,722,424
Douglas Dynamics Inc.	478,717	16,812,541
Eastern Co. (The)	103,368	1,847,186
Energy Recovery Inc.(a)(b)	789,787	5,998,432
Enerpac Tool Group Corp.(b)	1,143,247	20,121,147
EnPro Industries Inc.	441,922	21,782,335
ESCO Technologies Inc.	535,308	45,249,585
Evoqua Water Technologies Corp.(a)(b)	1,788,119	33,259,013
ExOne Co. (The)(a)	224,875	1,922,681
Federal Signal Corp.	1,250,926	37,190,030
Franklin Electric Co. Inc.(b)	964,274	50,643,671
Gencor Industries Inc.(a)(b)	188,811	2,386,571
Gorman-Rupp Co. (The)(b)	372,996	11,592,716
Graham Corp.	190,449	2,426,320

Security	Shares	Value

Machinery (continued)
Greenbrier Companies Inc. (The)	692,012	$15,743,273
Helios Technologies Inc.(b)	611,523	22,779,232
Hillenbrand Inc.	1,546,545	41,864,973
Hurco Companies Inc.	124,590	3,484,782
Hyster-Yale Materials Handling Inc.	218,889	8,462,249
John Bean Technologies Corp.(b)	654,814	56,327,100
Kadant Inc.	238,943	23,813,059
Kennametal Inc.	1,739,030	49,927,551
LB Foster Co., Class A(a)	204,586	2,612,563
Lindsay Corp.(b)	228,332	21,054,494
Luxfer Holdings PLC	596,958	8,446,956
Lydall Inc.(a)(b)	346,816	4,702,825
Manitowoc Co. Inc. (The)(a)(b)	712,475	7,751,728
Mayville Engineering Co. Inc.(a)(b)	174,383	1,377,626
Meritor Inc.(a)(b)	1,448,323	28,676,795
Miller Industries Inc./TN	214,458	6,384,415
Mueller Industries Inc.	1,177,046	31,285,883
Mueller Water Products Inc., Class A	3,298,904	31,108,665
Navistar International Corp.(a)(b)	1,047,474	29,538,767
NN Inc.	937,598	4,444,215
Omega Flex Inc.	61,080	6,462,264
Park-Ohio Holdings Corp.	203,112	3,369,628
Proto Labs Inc.(a)(b)	558,974	62,867,806
RBC Bearings Inc.(a)(b)	515,170	69,053,387
REV Group Inc.	563,499	3,437,344
Rexnord Corp.(b)	2,226,432	64,900,493
Shyft Group Inc. (The)(b)	719,238	12,111,968
SPX Corp.(a)	896,681	36,898,423
SPX FLOW Inc.(a)(b)	893,042	33,435,492
Standex International Corp.	266,799	15,354,282
Tennant Co.(b)	383,526	24,933,025
Terex Corp.	1,422,830	26,706,519
TriMas Corp.(a)(b)	913,450	21,877,128
Wabash National Corp.	1,160,682	12,326,443
Watts Water Technologies Inc., Class A	574,577	46,540,737
Welbilt Inc.(a)(b)	2,731,450	16,634,531

		1,339,857,362

Marine — 0.1%
Costamare Inc.	1,114,184	6,194,863
Eagle Bulk Shipping Inc.(a)(b)	1,071,732	2,347,093
Genco Shipping & Trading Ltd.(b)	367,957	2,310,770
Matson Inc.	891,460	25,941,486
Safe Bulkers Inc.(a)(b)	1,033,065	1,260,339
Scorpio Bulkers Inc.(b)	135,657	2,075,552

		40,130,103

Media — 0.8%
AMC Networks Inc., Class A(a)	813,090	19,018,175
Boston Omaha Corp., Class A(a)(b)	246,264	3,940,224
Cardlytics Inc.(a)(b)	538,825	37,706,974
Central European Media Enterprises Ltd., Class A(a)(b)	1,870,508	6,621,598
comScore Inc.(a)(b)	1,199,711	3,719,104
Daily Journal Corp.(a)(b)	23,170	6,255,900
Emerald Holding Inc.	515,110	1,586,539
Entercom Communications Corp., Class A	2,705,531	3,733,633
Entravision Communications Corp., Class A	1,250,172	1,787,746
EW Scripps Co. (The), Class A, NVS	1,171,941	10,254,484
Fluent Inc.(a)(b)	856,895	1,525,273
Gannett Co. Inc.	2,341,048	3,230,646

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Gray Television Inc.(a)(b)	1,869,210	$26,075,480
Hemisphere Media Group Inc.(a)(b)	310,256	3,049,816
Iheartmedia Inc., Class A(a)	1,244,552	10,392,009
Loral Space & Communications Inc.	287,591	5,613,776
Meredith Corp.	841,783	12,247,943
MSG Networks Inc., Class A(a)(b)	815,114	8,110,384
National CineMedia Inc.	1,406,005	4,175,835
Saga Communications Inc., Class A	89,760	2,297,856
Scholastic Corp., NVS	619,473	18,547,022
Sinclair Broadcast Group Inc., Class A(b)	1,095,144	20,216,358
TechTarget Inc.(a)(b)	485,608	14,582,808
TEGNA Inc.	4,589,720	51,129,481
Tribune Publishing Co.	358,089	3,577,309
WideOpenWest Inc.(a)(b)	1,051,404	5,540,899

		284,937,272

Metals & Mining — 1.6%
Alcoa Corp.(a)(b)	3,912,768	43,979,512
Allegheny Technologies Inc.(a)(b)	2,653,261	27,036,730
Arconic Corp.(a)	2,071,857	28,860,968
AVIENT Corp., NVS	1,915,360	50,239,893
Caledonia Mining Corp. PLC	214,965	3,723,194
Carpenter Technology Corp.	998,730	24,249,164
Century Aluminum Co.(a)(b)	1,069,328	7,624,309
Cleveland-Cliffs Inc.(b)	8,286,114	45,739,349
Coeur Mining Inc.(a)(b)	5,097,728	25,896,458
Commercial Metals Co.	2,489,035	50,776,314
Compass Minerals International Inc.	712,770	34,747,537
Ferroglobe PLC(a)(c)	1,289,900	13
Gold Resource Corp.(b)	1,344,446	5,525,673
Haynes International Inc.	256,075	5,981,912
Hecla Mining Co.(b)	10,954,752	35,822,039
Kaiser Aluminum Corp.	329,248	24,239,238
Materion Corp.(b)	426,983	26,255,185
NovaGold Resources Inc.(a)(b)	4,983,818	45,751,449
Olympic Steel Inc.	190,002	2,232,524
Ryerson Holding Corp.(a)(b)	351,325	1,977,960
Schnitzer Steel Industries Inc., Class A	561,248	9,900,415
SunCoke Energy Inc.	1,688,587	4,998,218
TimkenSteel Corp.(a)(b)	929,508	3,615,786
U.S. Steel Corp.	4,582,801	33,087,823
Warrior Met Coal Inc.	1,077,485	16,582,494
Worthington Industries Inc.	784,915	29,277,329

		588,121,486

Mortgage Real Estate Investment — 1.4%
Anworth Mortgage Asset Corp.	2,023,524	3,439,991
Apollo Commercial Real Estate Finance Inc.	3,242,298	31,806,943
Arbor Realty Trust Inc.	2,166,454	20,018,035
Ares Commercial Real Estate Corp.(b)	675,412	6,159,757
Arlington Asset Investment Corp., Class A	863,068	2,563,312
ARMOUR Residential REIT Inc.	1,359,011	12,761,113
Blackstone Mortgage Trust Inc., Class A	2,879,333	69,363,132
Broadmark Realty Capital Inc.	2,696,978	25,540,382
Capstead Mortgage Corp.	2,022,788	11,105,106
Cherry Hill Mortgage Investment Corp.	332,877	3,002,551
Chimera Investment Corp.	4,023,340	38,664,297
Colony Credit Real Estate Inc.	1,764,312	12,385,470
Dynex Capital Inc.	453,819	6,489,612
Ellington Financial Inc.	864,981	10,189,476
Ellington Residential Mortgage REIT	184,670	1,902,101

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Granite Point Mortgage Trust Inc.	1,169,247	$8,395,193
Great Ajax Corp.	438,314	4,032,488
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	1,472,176	41,898,129
Invesco Mortgage Capital Inc.(b)	3,226,386	12,066,687
KKR Real Estate Finance Trust Inc.	587,068	9,733,587
Ladder Capital Corp.	2,204,060	17,852,886
MFA Financial Inc.	9,500,922	23,657,296
New York Mortgage Trust Inc.	7,963,539	20,784,837
Orchid Island Capital Inc.	1,430,658	6,738,399
PennyMac Mortgage Investment Trust(e)	2,072,666	36,333,835
Ready Capital Corp.	791,858	6,881,246
Redwood Trust Inc.	2,416,176	16,913,232
TPG RE Finance Trust Inc.	1,264,607	10,875,620
Two Harbors Investment Corp.	5,722,212	28,839,949
Western Asset Mortgage Capital Corp.(b)	1,189,851	3,260,192

		503,654,854

Multi-Utilities — 0.5%
Avista Corp.	1,408,569	51,257,826
Black Hills Corp.	1,315,039	74,510,110
NorthWestern Corp.	1,061,447	57,870,090
Unitil Corp.	308,552	13,829,301

		197,467,327

Multiline Retail — 0.1%
Big Lots Inc.(b)	824,809	34,641,978
Dillard’s Inc., Class A(b)	170,835	4,405,835
Macy’s Inc.	1,909,031	13,134,133

		52,181,946

Oil, Gas & Consumable Fuels — 1.5%
Adams Resources & Energy Inc.	39,640	1,061,163
Antero Resources Corp.(a)(b)	5,107,703	12,973,566
Arch Resources Inc.	320,190	9,096,598
Ardmore Shipping Corp.	686,473	2,979,293
Berry Corp.	1,452,067	7,013,484
Bonanza Creek Energy Inc.(a)(b)	383,774	5,687,531
Brigham Minerals Inc., Class A	638,321	7,883,264
California Resources Corp.(a)(b)	971,493	1,185,221
Clean Energy Fuels Corp.(a)(b)	2,659,309	5,903,666
CNX Resources Corp.(a)(b)	3,882,942	33,587,448
Comstock Resources Inc.(a)(b)	404,293	1,770,803
CONSOL Energy Inc.(a)(b)	552,712	2,802,250
Contango Oil & Gas Co.(a)	1,922,404	4,402,305
CVR Energy Inc.	649,783	13,067,136
Delek U.S. Holdings Inc.	1,327,046	23,103,871
DHT Holdings Inc.	2,325,304	11,928,810
Diamond S Shipping Inc.(a)(b)	550,965	4,402,210
Dorian LPG Ltd.(a)(b)	730,052	5,650,603
Earthstone Energy Inc., Class A(a)(b)	382,586	1,086,544
Energy Fuels Inc./Canada(a)(b)	2,368,081	3,575,802
Evolution Petroleum Corp.	689,641	1,930,995
Falcon Minerals Corp.	908,191	2,906,211
Frontline Ltd./Bermuda(b)	2,476,663	17,287,108
Golar LNG Ltd.	1,886,270	13,656,595
Goodrich Petroleum Corp.(a)(b)	167,265	1,204,308
Green Plains Inc.	732,740	7,484,939
Gulfport Energy Corp.(a)(b)	3,261,180	3,554,686
International Seaways Inc.(b)	519,413	8,487,208
Kosmos Energy Ltd.	8,388,959	13,925,672
Laredo Petroleum Inc.(a)	2,520	34,927

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp., Class A(a)(b)	2,588,614	$15,687,001
Matador Resources Co.(a)(b)	2,319,690	19,717,365
Montage Resources Corp.(a)(b)	429,955	1,698,322
NACCO Industries Inc., Class A	68,040	1,585,332
NextDecade Corp.(a)(b)	413,453	893,059
Nordic American Tankers Ltd.(b)	3,045,803	12,365,960
Overseas Shipholding Group Inc., Class A(a)(b)	1,270,663	2,363,433
Ovintiv Inc.(b)	5,467,015	52,209,993
Par Pacific Holdings Inc.(a)	839,893	7,550,638
PBF Energy Inc., Class A	2,029,363	20,780,677
PDC Energy Inc.(a)(b)	2,079,072	25,863,656
Peabody Energy Corp.	1,415,560	4,076,813
Penn Virginia Corp.(a)(b)	307,613	2,931,552
PetroCorp Inc. Escrow(a)(c)	26,106	0	(f)
PrimeEnergy Resources Corp.(a)(b)	10,446	742,606
Range Resources Corp.	4,481,593	25,231,369
Renewable Energy Group Inc.(a)(b)	806,560	19,986,557
REX American Resources Corp.(a)(b)	118,532	8,222,565
Scorpio Tankers Inc.(b)	1,071,179	13,721,803
SFL Corp. Ltd.	1,956,534	18,176,201
SM Energy Co.(b)	2,397,051	8,988,941
Southwestern Energy Co.(a)(b)	11,405,787	29,198,815
Talos Energy Inc.(a)(b)	231,927	2,133,728
Teekay Tankers Ltd., Class A(a)	1	13
Tellurian Inc.(a)(b)	3,055,460	3,513,779
Uranium Energy Corp.(a)(b)	3,646,597	3,200,618
W&T Offshore Inc.(a)(b)	1,911,996	4,359,351
Whiting Petroleum Corp.(a)(b)	1,768,867	1,998,820
World Fuel Services Corp.(b)	1,315,844	33,896,141

		570,729,325

Paper & Forest Products — 0.5%
Boise Cascade Co.	822,651	30,939,904
Clearwater Paper Corp.(a)(b)	334,023	12,068,251
Domtar Corp.	1,168,148	24,659,604
Louisiana-Pacific Corp.	2,358,075	60,484,624
Neenah Inc.	352,800	17,449,488
PH Glatfelter Co.	923,371	14,820,105
Schweitzer-Mauduit International Inc.	655,027	21,884,452
Verso Corp., Class A(b)	754,512	9,023,963

		191,330,391

Personal Products — 0.4%
BellRing Brands Inc., Class A(a)(b)	835,386	16,657,597
Edgewell Personal Care Co.(a)(b)	1,143,328	35,626,100
elf Beauty Inc.(a)(b)	560,842	10,695,257
Inter Parfums Inc.	378,648	18,231,901
Lifevantage Corp.(a)(b)	253,762	3,430,862
Medifast Inc.	236,822	32,863,789
Nature’s Sunshine Products Inc.(a)	153,086	1,379,305
Revlon Inc., Class A(a)(b)	157,245	1,556,725
USANA Health Sciences Inc.(a)(b)	241,358	17,722,918
Veru Inc.(a)	954,031	3,186,464

		141,350,918

Pharmaceuticals — 2.1%
AcelRx Pharmaceuticals Inc.(a)(b)	1,574,821	1,905,533
Aerie Pharmaceuticals Inc.(a)(b)	763,802	11,273,717
Agile Therapeutics Inc.(a)	1,375,987	3,825,244
AMAG Pharmaceuticals Inc.(a)(b)	639,884	4,895,113
Amneal Pharmaceuticals Inc.(a)(b)	2,071,205	9,858,936
Amphastar Pharmaceuticals Inc.(a)(b)	741,618	16,656,740

Security	Shares	Value

Pharmaceuticals (continued)
ANI Pharmaceuticals Inc.(a)(b)	202,039	$6,533,941
Aquestive Therapeutics Inc.(a)(b)	387,264	1,882,103
Arvinas Inc.(a)(b)	614,927	20,624,652
Avenue Therapeutics Inc.(a)(b)	120,677	1,299,691
Axsome Therapeutics Inc.(a)(b)	577,007	47,476,136
Aytu BioScience Inc.(a)(b)	483,403	686,432
BioDelivery Sciences International Inc.(a)(b)	1,895,374	8,263,831
Cara Therapeutics Inc.(a)(b)	861,628	14,733,839
Cassava Sciences Inc.(a)	512,701	1,579,119
Cerecor Inc.(a)(b)	612,630	1,592,838
Chiasma Inc.(a)(b)	763,137	4,105,677
Collegium Pharmaceutical Inc.(a)(b)	725,794	12,701,395
Corcept Therapeutics Inc.(a)(b)	2,009,841	33,805,526
CorMedix Inc.(a)(b)	530,646	3,343,070
Cymabay Therapeutics Inc.(a)(b)	1,479,815	5,164,554
Durect Corp.(a)(b)	4,134,388	9,591,780
Eloxx Pharmaceuticals Inc.(a)(b)	511,762	1,550,639
Endo International PLC(a)(b)	4,746,300	16,279,809
Eton Pharmaceuticals Inc.(a)(b)	286,540	1,561,643
Evofem Biosciences Inc.(a)	918,799	2,600,201
Evolus Inc.(a)(b)	471,299	2,497,885
Fulcrum Therapeutics Inc.(a)(b)	274,685	5,023,989
Harrow Health Inc.(a)	438,261	2,283,340
IMARA Inc.(a)	104,516	2,887,777
Innoviva Inc.(a)(b)	1,326,131	18,539,311
Intersect ENT Inc.(a)(b)	687,652	9,310,808
Intra-Cellular Therapies Inc.(a)(b)	1,147,540	29,457,352
Kala Pharmaceuticals Inc.(a)(b)	836,259	8,789,082
Kaleido Biosciences Inc.(a)(b)	231,968	1,723,522
Lannett Co. Inc.(a)(b)	682,664	4,956,141
Liquidia Technologies Inc.(a)(b)	424,137	3,571,233
Lyra Therapeutics Inc.(a)	84,744	960,997
Mallinckrodt PLC(a)(b)	1,771,296	4,747,073
Marinus Pharmaceuticals Inc.(a)(b)	1,811,750	4,601,845
Menlo Therapeutics Inc.(a)(b)	2,197,300	3,801,329
MyoKardia Inc.(a)(b)	1,038,992	100,387,407
NGM Biopharmaceuticals Inc.(a)(b)	483,479	9,543,875
Ocular Therapeutix Inc.(a)(b)	1,073,515	8,942,380
Odonate Therapeutics Inc.(a)(b)	271,796	11,507,843
Omeros Corp.(a)(b)	1,084,787	15,968,065
Optinose Inc.(a)(b)	640,070	4,762,121
Osmotica Pharmaceuticals PLC(a)(b)	250,660	1,686,942
Pacira BioSciences Inc.(a)(b)	864,363	45,353,127
Paratek Pharmaceuticals Inc.(a)(b)	884,577	4,617,492
Phathom Pharmaceuticals Inc.(a)(b)	229,157	7,541,557
Phibro Animal Health Corp., Class A	430,629	11,312,624
Prestige Consumer Healthcare Inc.(a)(b)	1,051,939	39,510,829
Provention Bio Inc.(a)	884,655	12,482,482
Recro Pharma Inc.(a)(b)	410,447	1,867,534
Relmada Therapeutics Inc.(a)(b)	291,280	13,034,780
Revance Therapeutics Inc.(a)(b)	1,182,522	28,877,187
Satsuma Pharmaceuticals Inc.(a)(b)	189,708	5,456,002
scPharmaceuticals Inc.(a)	106,072	780,690
SIGA Technologies Inc.(a)(b)	1,047,343	6,189,797
Strongbridge Biopharma PLC(a)(b)	817,176	3,088,925
Supernus Pharmaceuticals Inc.(a)	1,018,508	24,189,565
TherapeuticsMD Inc.(a)(b)	4,856,588	6,070,735
Theravance Biopharma Inc.(a)(b)	966,513	20,287,108
Tricida Inc.(a)(b)	587,135	16,134,470
Verrica Pharmaceuticals Inc.(a)(b)	284,559	3,132,995

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)	431,078	$4,487,522
Xeris Pharmaceuticals Inc.(a)(b)	765,023	2,034,961
Zogenix Inc.(a)(b)	1,167,544	31,535,363

		787,728,221

Professional Services — 1.3%
Acacia Research Corp.(a)(b)	777,464	3,179,828
Akerna Corp.(a)	175,632	1,545,562
ASGN Inc.(a)(b)	1,063,970	70,945,520
Barrett Business Services Inc.	161,809	8,596,912
BG Staffing Inc.(b)	234,449	2,653,963
CBIZ Inc.(a)(b)	1,065,825	25,547,825
CRA International Inc.	165,125	6,522,438
Exponent Inc.	1,073,622	86,888,228
Forrester Research Inc.(a)	224,649	7,197,754
Franklin Covey Co.(a)	261,269	5,591,157
GP Strategies Corp.(a)(b)	263,657	2,262,177
Heidrick & Struggles International Inc.	408,662	8,835,272
Huron Consulting Group Inc.(a)(b)	477,331	21,121,897
ICF International Inc.(b)	379,004	24,570,829
Insperity Inc.	760,203	49,207,940
Kelly Services Inc., Class A, NVS	716,281	11,327,984
Kforce Inc.	411,616	12,039,768
Korn Ferry	1,150,224	35,346,384
Mastech Digital Inc.(a)(b)	82,039	2,127,271
Mistras Group Inc.(a)(b)	287,395	1,135,210
Red Violet Inc.(a)(b)	128,780	2,271,679
Resources Connection Inc.	648,517	7,762,748
TriNet Group Inc.(a)(b)	868,866	52,948,694
TrueBlue Inc.(a)(b)	739,687	11,295,021
Upwork Inc.(a)(b)	1,932,027	27,898,470
Willdan Group Inc.(a)(b)	213,025	5,327,755

		494,148,286

Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA(a)(b)	89,475	1,318,862
American Realty Investors Inc.(a)	39,652	356,471
CTO Realty Growth Inc.	100,393	3,965,523
Cushman & Wakefield PLC(a)(b)	2,327,088	28,995,516
eXp World Holdings Inc.(a)(b)	503,223	8,579,952
Forestar Group Inc.(a)(b)	364,882	5,502,421
FRP Holdings Inc.(a)(b)	135,639	5,504,231
Griffin Industrial Realty Inc.	47,797	2,589,163
Kennedy-Wilson Holdings Inc.	2,551,744	38,837,544
Marcus & Millichap Inc.(a)(b)	485,618	14,014,935
Maui Land & Pineapple Co. Inc.(a)(b)	126,279	1,401,697
Newmark Group Inc., Class A(b)	3,094,237	15,037,992
Rafael Holdings Inc., Class B(a)(b)	184,951	2,657,746
RE/MAX Holdings Inc., Class A	370,190	11,635,072
Realogy Holdings Corp.	2,420,431	17,935,394
Redfin Corp.(a)(b)	2,005,990	84,071,041
RMR Group Inc. (The), Class A	340,285	10,028,199
St. Joe Co. (The)(a)(b)	687,032	13,342,161
Stratus Properties Inc.(a)	117,490	2,327,477
Tejon Ranch Co.(a)(b)	413,278	5,951,203
Transcontinental Realty Investors Inc.(a)	20,888	627,058

		274,679,658

Road & Rail — 0.6%
ArcBest Corp.(b)	531,937	14,101,650
Avis Budget Group Inc.(a)(b)	1,107,993	25,361,960
Covenant Transportation Group Inc., Class A(a)(b)	268,550	3,875,176

Security	Shares	Value

Road & Rail (continued)
Daseke Inc.(a)(b)	918,649	$3,610,291
Heartland Express Inc.	949,089	19,760,033
Hertz Global Holdings Inc.(a)(b)	1,768,267	2,493,256
Marten Transport Ltd.	820,910	20,654,096
PAM Transportation Services Inc.(a)(b)	41,098	1,263,763
Saia Inc.(a)(b)	549,404	61,082,737
U.S. Xpress Enterprises Inc., Class A(a)(b)	519,369	3,116,214
Universal Logistics Holdings Inc.	174,186	3,027,353
Werner Enterprises Inc.	1,273,882	55,452,083

		213,798,612

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Energy Industries Inc.(a)(b)	794,031	53,827,362
Alpha & Omega Semiconductor Ltd.(a)(b)	392,273	4,267,930
Ambarella Inc.(a)(b)	692,955	31,737,339
Amkor Technology Inc.(a)(b)	2,110,443	25,979,553
Atomera Inc.(a)	302,018	2,718,162
Axcelis Technologies Inc.(a)(b)	682,219	18,999,799
AXT Inc.(a)(b)	756,554	3,601,197
Brooks Automation Inc.(b)	1,518,488	67,177,909
Cabot Microelectronics Corp.(b)	606,907	84,687,803
CEVA Inc.(a)(b)	452,520	16,933,298
Cohu Inc.(b)	857,550	14,869,917
CyberOptics Corp.(a)	145,248	4,678,438
Diodes Inc.(a)(b)	882,432	44,739,302
DSP Group Inc.(a)	445,664	7,077,144
FormFactor Inc.(a)(b)	1,599,300	46,907,469
GSI Technology Inc.(a)(b)	307,117	2,205,100
Ichor Holdings Ltd.(a)(b)	465,717	12,378,758
Impinj Inc.(a)(b)	354,701	9,743,637
Lattice Semiconductor Corp.(a)(b)	2,810,717	79,796,256
MACOM Technology Solutions Holdings Inc.(a)(b)	982,344	33,743,516
MaxLinear Inc.(a)(b)	1,403,094	30,110,397
NeoPhotonics Corp.(a)(b)	998,165	8,863,705
NVE Corp.	103,753	6,415,048
Onto Innovation Inc.(a)(b)	987,222	33,605,037
PDF Solutions Inc.(a)(b)	606,789	11,868,793
Photronics Inc.(a)(b)	1,255,172	13,970,064
Pixelworks Inc.(a)	740,986	2,393,385
Power Integrations Inc.(b)	616,206	72,792,415
Rambus Inc.(a)(b)	2,370,918	36,037,954
Semtech Corp.(a)(b)	1,352,480	70,626,506
Silicon Laboratories Inc.(a)(b)	906,222	90,866,880
SiTime Corp.(a)(b)	107,597	5,101,174
SMART Global Holdings Inc.(a)(b)	292,285	7,944,306
SunPower Corp.(a)(b)	1,603,321	12,281,439
Synaptics Inc.(a)(b)	708,136	42,573,136
Ultra Clean Holdings Inc.(a)(b)	827,328	18,722,433
Veeco Instruments Inc.(a)(b)	1,024,388	13,818,994

		1,044,061,555

Software — 5.5%
8x8 Inc.(a)(b)	2,111,831	33,789,296
A10 Networks Inc.(a)(b)	1,288,754	8,776,415
ACI Worldwide Inc.(a)(b)	2,394,437	64,625,855
Agilysys Inc.(a)(b)	385,525	6,916,318
Alarm.com Holdings Inc.(a)(b)	946,587	61,348,303
Altair Engineering Inc., Class A(a)(b)	878,663	34,926,854
American Software Inc./GA, Class A	627,809	9,894,270
Appfolio Inc., Class A(a)(b)	334,134	54,366,943
Appian Corp.(a)(b)	687,025	35,210,031

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Asure Software Inc.(a)	198,599	$1,276,992
Avaya Holdings Corp.(a)(b)	1,947,397	24,069,827
Benefitfocus Inc.(a)(b)	610,468	6,568,636
Blackbaud Inc.(b)	1,033,279	58,979,565
Blackline Inc.(a)(b)	1,048,979	86,970,849
Bottomline Technologies DE Inc.(a)	907,810	46,089,514
Box Inc., Class A(a)(b)	3,084,242	64,028,864
CERENCE Inc.(a)	765,284	31,254,199
ChannelAdvisor Corp.(a)	581,362	9,208,774
Cloudera Inc.(a)(b)	4,297,717	54,666,960
CommVault Systems Inc.(a)(b)	874,608	33,847,330
Cornerstone OnDemand Inc.(a)(b)	1,270,757	49,000,390
Digimarc Corp.(a)(b)	241,445	3,860,706
Digital Turbine Inc.(a)(b)	1,724,734	21,679,906
Domo Inc., Class B(a)(b)	535,007	17,211,175
Ebix Inc.(b)	562,347	12,574,079
eGain Corp.(a)(b)	446,945	4,965,559
Envestnet Inc.(a)(b)	1,109,921	81,623,590
ForeScout Technologies Inc.(a)(b)	997,273	21,142,188
GlobalSCAPE Inc.	283,874	2,767,771
GTY Technology Holdings Inc.(a)(b)	900,058	3,748,742
Intelligent Systems Corp.(a)(b)	147,167	5,015,451
j2 Global Inc.	968,958	61,247,835
LivePerson Inc.(a)(b)	1,273,778	52,772,623
Majesco(a)(b)	175,595	1,380,177
MicroStrategy Inc., Class A(a)(b)	162,846	19,263,053
Mimecast Ltd.(a)	1,180,836	49,193,628
Mitek Systems Inc.(a)(b)	666,149	6,401,692
MobileIron Inc.(a)(b)	2,071,186	10,210,947
Model N Inc.(a)(b)	716,487	24,905,088
OneSpan Inc.(a)	694,554	19,398,893
Park City Group Inc.(a)	184,480	780,350
Ping Identity Holding Corp.(a)(b)	341,635	10,963,067
Progress Software Corp.	935,174	36,237,992
PROS Holdings Inc.(a)(b)	822,899	36,561,403
Q2 Holdings Inc.(a)(b)	1,036,969	88,961,570
QAD Inc., Class A(b)	242,921	10,027,779
Qualys Inc.(a)(b)	711,592	74,019,800
Rapid7 Inc.(a)(b)	1,053,497	53,749,417
Rimini Street Inc.(a)(b)	317,901	1,637,190
Rosetta Stone Inc.(a)(b)	482,818	8,140,311
SailPoint Technologies Holdings Inc.(a)(b)	1,844,254	48,817,403
Sapiens International Corp. NV	535,213	14,975,260
Seachange International Inc.(a)(b)	464,902	702,002
SecureWorks Corp., Class A(a)(b)	197,158	2,253,516
ShotSpotter Inc.(a)(b)	171,116	4,312,123
Smith Micro Software Inc.(a)	678,759	3,027,265
Sprout Social Inc., Class A(a)(b)	171,695	4,635,765
SPS Commerce Inc.(a)(b)	734,506	55,176,091
SVMK Inc.(a)(b)	2,497,363	58,787,925
Synchronoss Technologies Inc.(a)(b)	860,347	3,037,025
Telenav Inc.(a)(b)	713,614	3,917,741
Tenable Holdings Inc.(a)(b)	1,279,746	38,149,228
Upland Software Inc.(a)(b)	473,496	16,458,721
Varonis Systems Inc.(a)(b)	651,504	57,645,074
Verint Systems Inc.(a)(b)	1,339,287	60,508,987
Veritone Inc.(a)(b)	486,609	7,231,010
VirnetX Holding Corp.(b)	1,337,290	8,692,385
Workiva Inc.(a)(b)	800,747	42,831,957
Xperi Holding Corp.	2,207,410	32,581,372

Security	Shares	Value

Software (continued)
Yext Inc.(a)(b)	2,117,231	$35,167,207
Zix Corp.(a)(b)	1,135,251	7,833,232
Zuora Inc., Class A(a)(b)	2,056,360	26,218,590

		2,049,218,046

Specialty Retail — 2.4%
Aaron’s Inc.(b)	1,409,612	63,996,385
Abercrombie & Fitch Co., Class A	1,323,871	14,085,987
American Eagle Outfitters Inc.(b)	3,206,423	34,950,011
America’s Car-Mart Inc./TX(a)(b)	128,091	11,255,356
Asbury Automotive Group Inc.(a)(b)	404,919	31,312,386
At Home Group Inc.(a)(b)	1,035,731	6,721,894
Bed Bath & Beyond Inc.(b)	2,683,150	28,441,390
Boot Barn Holdings Inc.(a)(b)	599,110	12,916,812
Buckle Inc. (The)	643,591	10,091,507
Caleres Inc.	851,889	7,104,754
Camping World Holdings Inc., Class A(b)	698,741	18,977,806
Cato Corp. (The), Class A	499,423	4,085,280
Chico’s FAS Inc.	2,796,655	3,859,384
Children’s Place Inc. (The)	306,874	11,483,225
Citi Trends Inc.	230,203	4,654,705
Conn’s Inc.(a)(b)	405,663	4,093,140
Container Store Group Inc. (The)(a)(b)	449,573	1,456,617
Designer Brands Inc. , Class A	1,399,283	9,473,146
Envela Corp.(a)	158,308	965,679
Express Inc.(a)(b)	1,479,464	2,278,375
GameStop Corp., Class A(a)(b)	1,337,886	5,806,425
Genesco Inc.(a)(b)	310,794	6,731,798
Group 1 Automotive Inc.	370,310	24,429,351
GrowGeneration Corp.(a)	590,501	4,039,027
Guess? Inc.	971,034	9,389,899
Haverty Furniture Companies Inc.	359,862	5,757,792
Hibbett Sports Inc.(a)(b)	373,721	7,825,718
Hudson Ltd., Class A(a)	895,135	4,359,307
Lithia Motors Inc., Class A(b)	461,149	69,785,678
Lumber Liquidators Holdings Inc.(a)(b)	618,899	8,577,940
MarineMax Inc.(a)(b)	444,585	9,954,258
Michaels Companies Inc. (The)(a)(b)	1,640,613	11,599,134
Monro Inc.(b)	689,435	37,877,559
Murphy USA Inc.(a)(b)	577,866	65,061,933
National Vision Holdings Inc.(a)(b)	1,682,502	51,349,961
Office Depot Inc.	10,992,810	25,833,103
OneWater Marine Inc., Class A(a)(b)	110,536	2,683,814
Rent-A-Center Inc./TX	1,010,637	28,115,921
RH(a)(b)	349,562	87,005,982
Sally Beauty Holdings Inc.(a)(b)	2,383,765	29,868,575
Shoe Carnival Inc.(b)	205,856	6,025,405
Signet Jewelers Ltd.	1,127,316	11,577,535
Sleep Number Corp.(a)(b)	575,008	23,943,333
Sonic Automotive Inc., Class A	514,821	16,427,938
Sportsman’s Warehouse Holdings Inc.(a)(b)	904,466	12,888,641
Tilly’s Inc., Class A	552,132	3,130,588
Urban Outfitters Inc.(a)(b)	1,442,795	21,959,340
Winmark Corp.	60,977	10,441,701
Zumiez Inc.(a)(b)	450,549	12,336,032

		896,987,527

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	2,399,819	16,774,735
Avid Technology Inc.(a)(b)	636,508	4,627,413
Diebold Nixdorf Inc.(a)	1,581,847	9,585,993

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Eastman Kodak Co.(a)	303,459	$676,713
Immersion Corp.(a)(b)	353,183	2,200,330
Intevac Inc.(a)	408,197	2,228,756
Quantum Corp.(a)	591,898	2,284,726
Super Micro Computer Inc.(a)(b)	925,648	26,279,147

		64,657,813

Textiles, Apparel & Luxury Goods — 0.9%
Crocs Inc.(a)(b)	1,401,117	51,589,128
Deckers Outdoor Corp.(a)	585,120	114,911,717
Fossil Group Inc.(a)(b)	1,064,697	4,950,841
G-III Apparel Group Ltd.(a)(b)	938,008	12,466,126
Kontoor Brands Inc.(a)	1,087,444	19,367,378
Lakeland Industries Inc.(a)(b)	156,587	3,512,246
Movado Group Inc.	358,698	3,888,286
Oxford Industries Inc.	355,947	15,665,228
Rocky Brands Inc.	164,960	3,391,578
Steven Madden Ltd.	1,726,071	42,616,693
Superior Group of Companies Inc.	245,173	3,285,318
Unifi Inc.(a)	271,708	3,499,599
Vera Bradley Inc.(a)(b)	437,482	1,942,420
Wolverine World Wide Inc.(b)	1,666,677	39,683,579

		320,770,137

Thrifts & Mortgage Finance — 1.7%
Axos Financial Inc.(a)(b)	1,208,351	26,680,390
Bogota Financial Corp.(a)	128,848	1,126,132
Bridgewater Bancshares Inc.(a)(b)	413,801	4,241,460
Capitol Federal Financial Inc.	2,773,855	30,540,144
Columbia Financial Inc.(a)(b)	1,014,134	14,152,240
ESSA Bancorp. Inc.	200,793	2,795,039
Essent Group Ltd.	2,166,524	78,579,825
Federal Agricultural Mortgage Corp., Class C, NVS	192,135	12,298,561
Flagstar Bancorp. Inc.(b)	747,989	22,013,316
FS Bancorp. Inc.	70,989	2,738,046
Greene County Bancorp. Inc.	69,612	1,552,348
Hingham Institution for Savings	27,610	4,632,406
Home Bancorp. Inc.	176,616	4,724,478
HomeStreet Inc.	432,654	10,647,615
Kearny Financial Corp./MD	1,540,315	12,599,777
Luther Burbank Corp.	389,769	3,897,690
Merchants Bancorp./IN	194,159	3,590,000
Meridian Bancorp. Inc.	1,005,602	11,664,983
Meta Financial Group Inc.(b)	696,622	12,657,622
MMA Capital Holdings Inc.(a)(b)	81,229	1,878,014
Mr Cooper Group Inc.(a)(b)	1,606,122	19,980,158
NMI Holdings Inc., Class A(a)	1,405,155	22,594,892
Northfield Bancorp. Inc.	890,318	10,256,463
Northwest Bancshares Inc.	2,450,563	25,057,007
Oconee Federal Financial Corp.	17,444	449,532
OP Bancorp	279,251	1,926,832
PCSB Financial Corp.	282,034	3,576,191
PennyMac Financial Services Inc.(e)	938,585	39,223,467
Pioneer Bancorp. Inc./NY(a)(b)	225,047	2,059,180
Ponce de Leon Federal Bank(a)(b)	169,295	1,723,423
Premier Financial Corp.	790,142	13,961,809
Provident Bancorp Inc.	166,093	1,305,491
Provident Financial Holdings Inc.	117,649	1,577,673
Provident Financial Services Inc.	1,271,922	18,379,273
Prudential Bancorp. Inc.	173,256	2,086,002
Radian Group Inc.	4,002,014	62,071,237

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Riverview Bancorp. Inc.	491,792	$2,778,625
Security National Financial Corp., Class A(a)	140,404	947,025
Southern Missouri Bancorp. Inc.	161,014	3,912,640
Standard AVB Financial Corp.(b)	64,944	1,506,701
Sterling Bancorp Inc./MI	341,052	1,220,966
Territorial Bancorp. Inc.	148,206	3,525,821
Timberland Bancorp. Inc./WA	149,029	2,713,818
TrustCo Bank Corp. NY	1,969,407	12,466,346
Walker & Dunlop Inc.	595,078	30,235,913
Washington Federal Inc.	1,578,301	42,361,599
Waterstone Financial Inc.	518,121	7,683,734
Western New England Bancorp Inc.	506,688	2,933,724
WSFS Financial Corp.	1,057,546	30,351,570

		631,877,198

Tobacco — 0.2%
Turning Point Brands Inc.(b)	169,578	4,224,188
Universal Corp./VA	512,135	21,770,859
Vector Group Ltd.	2,802,482	28,192,969

		54,188,016

Trading Companies & Distributors — 1.3%
Alta Equipment Group Inc.(a)	356,470	2,769,772
Applied Industrial Technologies Inc.	809,783	50,522,361
Beacon Roofing Supply Inc.(a)(b)	1,147,560	30,261,157
BMC Stock Holdings Inc.(a)(b)	1,408,055	35,398,503
CAI International Inc.(a)(b)	343,243	5,718,428
DXP Enterprises Inc./TX(a)	351,879	7,005,911
EVI Industries Inc.(a)(b)	106,314	2,308,077
Foundation Building Materials Inc.(a)(b)	437,338	6,826,846
Gatx Corp.(b)	729,750	44,500,155
General Finance Corp.(a)(b)	259,549	1,741,574
GMS Inc.(a)(b)	870,442	21,404,169
H&E Equipment Services Inc.	705,997	13,046,825
Herc Holdings Inc.(a)(b)	514,850	15,821,341
Lawson Products Inc./DE(a)(b)	94,990	3,064,377
MRC Global Inc.(a)(b)	1,693,923	10,011,085
Nesco Holding Inc.(a)	241,634	971,369
NOW Inc.(a)(b)	2,320,571	20,026,528
Rush Enterprises Inc., Class A(b)	566,929	23,504,876
Rush Enterprises Inc., Class B	97,361	3,471,893
SiteOne Landscape Supply Inc.(a)(b)	873,510	99,553,935
Systemax Inc.	271,676	5,580,225
Textainer Group Holdings Ltd.(a)(b)	1,073,379	8,780,240
Titan Machinery Inc.(a)(b)	411,643	4,470,443
Transcat Inc.(a)	122,086	3,157,144
Triton International Ltd.	1,082,142	32,723,974
Veritiv Corp.(a)(b)	283,773	4,812,790
WESCO International Inc.(a)	1,013,486	35,583,493
Willis Lease Finance Corp.(a)(b)	58,865	1,429,242

		494,466,733

Transportation Infrastructure — 0.0%
Bristow Group Inc.(a)	132,624	1,847,452

Water Utilities — 0.5%
American States Water Co.	771,013	60,624,752
Artesian Resources Corp., Class A, NVS	170,140	6,174,381
Cadiz Inc.(a)(b)	391,268	3,975,283
California Water Service Group	1,021,674	48,733,850
Consolidated Water Co. Ltd.(b)	302,905	4,370,919
Global Water Resources Inc.	236,991	2,497,885

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
Middlesex Water Co.	357,321	$24,004,825
Pure Cycle Corp.(a)	365,816	3,361,849
SJW Group(b)	548,611	34,074,229
York Water Co. (The)	272,637	13,075,670

		200,893,643

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	925,866	12,332,535
Gogo Inc.(a)(b)	1,249,706	3,949,071
Shenandoah Telecommunications Co.(b)	1,007,426	49,656,027
Spok Holdings Inc.	370,211	3,461,473

		69,399,106

Total Common Stocks — 99.6% (Cost: $51,720,402,503)		36,916,388,157

Short-Term Investments

Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(e)(g)(h)	4,878,908,233	4,885,250,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(e)(g)	249,150,000	249,150,000

		5,134,400,813

Total Short-Term Investments — 13.8% (Cost: $5,127,965,073)		5,134,400,813

Total Investments in Securities — 113.4% (Cost: $56,848,367,576)		42,050,788,970

Other Assets, Less Liabilities — (13.4)%		(4,972,426,713)

Net Assets — 100.0%		$37,078,362,257

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Rounds to less than $1.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,509,704,685	369,203,548	(b)	—	4,878,908,233	$4,885,250,813	$19,564,447	(c)	$262,194		$6,754,078
BlackRock Cash Funds: Treasury, SL Agency Shares	119,910,000	129,240,000	(b)	—	249,150,000	249,150,000	29,734		—		—
PennyMac Financial Services Inc.	224,219	738,325		(23,959)	938,585	39,223,467	26,906		564,506		3,590,733
PennyMac Mortgage Investment Trust	2,215,677	1,478,539		(1,621,550)	2,072,666	36,333,835	542,541		615,667		13,153,385

						$5,209,958,115	$20,163,628		$ 1,442,367		$ 23,498,196

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,855	09/18/20	$133,337	$3,458,906

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$36,916,360,931	$—	$27,226	$36,916,388,157
Money Market Funds	5,134,400,813	—	—	5,134,400,813

	$42,050,761,744	$—	$27,226	$42,050,788,970

Derivative financial instruments(a)
Assets
Futures Contracts	$3,458,906	$—	$—	$3,458,906

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares